UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $2,091,629)
Angola (Rep of), 9.500%, 11/12/2025		2,114,000	$2,475,156	0.19
			2,475,156	0.19
Argentina (Cost $39,226,406)
Argentina (Rep of), 6.875%, 04/22/2021		3,089,000	3,294,419	0.26
Argentina (Rep of), 7.500%, 04/22/2026		3,844,000	4,220,712	0.33
Argentina (Rep of), 5.875%, 01/11/2028		3,413,000	3,320,849	0.26
Argentina (Rep of), 8.280%, 12/31/2033		1,030,298	1,142,085	0.09
Argentina (Rep of), 8.280%, 12/31/2033		1,818,443	2,063,933	0.16
Argentina (Rep of), 2.500%, 12/31/2038		6,823,446	4,783,236	0.37
Argentina (Rep of), 6.875%, 01/11/2048		2,550,000	2,467,125	0.19
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%) 25.489%, 03/11/2019	ARS	8,343,000	433,769	0.03
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%) 26.249%, 03/01/2020	ARS	8,070,000	431,733	0.03
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%) 24.930%, 04/03/2022	ARS	46,013,600	2,496,284	0.20
Argentina POM Politica Monetaria, (Floating, Argentina Central Bank 7D Repo Rate + 0.00%) 27.805%, 06/21/2020	ARS	70,759,897	3,971,478	0.31
Letras del Banco Central de la Republica Argentina, 23.434%, 06/21/2018 (2)	ARS	162,669,435	7,524,217	0.59
Letras del Banco Central de la Republica Argentina, 24.098%, 08/15/2018 (2)	ARS	28,456,791	1,275,679	0.10
			37,425,519	2.92
Azerbaijan (Cost $8,083,503)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		3,950,000	4,517,022	0.35
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		2,530,000	2,586,925	0.20
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		1,160,000	1,336,436	0.11
			8,440,383	0.66
Bahrain (Cost $1,200,000)
Bahrain (Rep of), 7.500%, 09/20/2047(3)		1,200,000	1,165,524	0.09
			1,165,524	0.09
Belarus (Cost $10,392,618)
Belarus (Rep of), 6.875%, 02/28/2023(3)		6,306,000	6,938,113	0.54
Belarus (Rep of), 7.625%, 06/29/2027(3)		3,780,000	4,394,628	0.35
			11,332,741	0.89
Brazil (Cost $105,018,234)
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/2019		2,700,000	2,820,690	0.22
Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/2024		1,107,000	1,114,970	0.09
Brazil (Rep of), 2.625%, 01/05/2023		980,000	938,350	0.07
Brazil (Rep of), 4.250%, 01/07/2025		3,264,000	3,296,640	0.26
Brazil (Rep of), 6.000%, 04/07/2026		1,086,000	1,204,374	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil (continued)
Brazil (Rep of), 4.625%, 01/13/2028		2,022,000	$2,008,857	0.16
Brazil (Rep of), 8.250%, 01/20/2034		796,000	1,032,810	0.08
Brazil (Rep of), 7.125%, 01/20/2037		2,191,000	2,632,487	0.21
Brazil (Rep of), 5.625%, 01/07/2041		1,408,000	1,416,448	0.11
Brazil (Rep of), 5.000%, 01/27/2045		2,174,000	2,013,124	0.16
Brazil (Rep of), 5.625%, 02/21/2047		1,809,000	1,813,523	0.14
Brazil Letras do Tesouro Nacional, 6.974%, 01/01/2020(2)	BRL	31,791,000	8,614,363	0.67
Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/2022(4)	BRL	20,762,000	21,146,435	1.65
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	50,196,000	16,205,282	1.27
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	37,043,000	11,895,514	0.93
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	34,270,000	10,938,180	0.85
CSN Islands XI Corp., 6.875%, 09/21/2019		1,270,000	1,244,600	0.10
CSN Resources S.A., 6.500%, 07/21/2020		1,300,000	1,257,360	0.10
MARB BondCo PLC, 7.000%, 03/15/2024		900,000	901,575	0.07
Petrobras Global Finance B.V., 6.875%, 01/20/2040		5,510,000	5,664,335	0.44
Petrobras Global Finance B.V., 6.850%, 06/05/2115		765,000	754,290	0.06
QGOG Atlantic/Alaskan Rigs Ltd., 5.250%, 07/30/2018		868,500	851,130	0.07
QGOG Constellation S.A., 9.500%, (100% Cash), 11/09/2024(5)		3,465,327	2,200,483	0.17
Samarco Mineracao S.A., 4.125%, 11/01/2022(6)		2,040,000	1,607,520	0.12
Samarco Mineracao S.A., 5.750%, 10/24/2023(6)		3,083,000	2,435,570	0.19
Samarco Mineracao S.A., 5.375%, 09/26/2024(6)		1,590,000	1,256,100	0.10
			107,265,010	8.38
Chile (Cost $14,163,166)
Banco del Estado de Chile, 3.875%, 02/08/2022		510,000	526,524	0.04
Chile (Rep of), 3.240%, 02/06/2028		643,000	640,106	0.05
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	1,482,104	0.12
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		1,382,000	1,671,208	0.13
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,931,000	5,416,191	0.42
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		2,240,000	2,354,576	0.18
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,260,000	1,253,700	0.10
Empresa Nacional del Petroleo, 4.500%, 09/14/2047(3)		1,602,000	1,550,416	0.12
			14,894,825	1.16
China (Cost $13,965,278)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		2,946,000	2,931,500	0.23
China Railway Resources Huitung Ltd., 3.850%, 02/05/2023		1,405,000	1,427,830	0.11
Franshion Development Ltd., 6.750%, 04/15/2021		1,870,000	2,035,901	0.16
Industrial & Commercial Bank of China Asia Ltd., 5.125%, 11/30/2020		1,519,000	1,588,917	0.12
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		2,312,000	2,397,553	0.19
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,610,000	2,062,014	0.16
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		550,000	602,002	0.05
Sunac China Holdings Ltd., 7.950%, 08/08/2022		900,000	922,585	0.07
			13,968,302	1.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (Cost $23,544,210)
Colombia (Rep of), 7.375%, 03/18/2019		1,943,000	$2,045,008	0.16
Colombia (Rep of), 11.750%, 02/25/2020		765,000	902,088	0.07
Colombia (Rep of), 4.000%, 02/26/2024		850,000	875,500	0.07
Colombia (Rep of), 8.125%, 05/21/2024		1,408,000	1,774,080	0.14
Colombia (Rep of), 3.875%, 04/25/2027		1,956,000	1,972,626	0.15
Colombia (Rep of), 7.375%, 09/18/2037		3,828,000	5,096,982	0.40
Colombia (Rep of), 6.125%, 01/18/2041		3,772,000	4,535,830	0.35
Colombia (Rep of), 5.625%, 02/26/2044		2,813,000	3,209,633	0.25
Colombia (Rep of), 5.000%, 06/15/2045		837,000	879,687	0.07
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027(3)(7)	COP	8,597,000,000	3,138,304	0.25
			24,429,738	1.91
Costa Rica (Cost $5,305,995)
Costa Rica (Rep of), 4.250%, 01/26/2023		4,206,000	4,079,820	0.32
Costa Rica (Rep of), 5.625%, 04/30/2043		900,000	814,500	0.07
Instituto Costarricense de Electricidad, 6.950%, 11/10/2021		400,000	429,500	0.03
			5,323,820	0.42
Croatia (Cost $13,246,704)
Croatia (Rep of), 6.750%, 11/05/2019		2,676,000	2,848,821	0.22
Croatia (Rep of), 6.625%, 07/14/2020		4,050,000	4,379,127	0.34
Croatia (Rep of), 6.375%, 03/24/2021		2,089,000	2,279,099	0.18
Croatia (Rep of), 6.000%, 01/26/2024		3,570,000	4,022,291	0.32
			13,529,338	1.06
Czech Republic (Cost $2,189,403)
New World Resources N.V., 8.000%, 04/07/2020(6)(8)	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020(6)(8)	EUR	669,526	—	—
			—	—
Dominican Republic (Cost $23,523,483)
Dominican (Rep of), 7.500%, 05/06/2021		2,217,000	2,406,554	0.19
Dominican (Rep of), 6.600%, 01/28/2024		1,080,000	1,198,800	0.09
Dominican (Rep of), 5.875%, 04/18/2024		5,709,000	6,108,630	0.48
Dominican (Rep of), 5.500%, 01/27/2025		3,630,000	3,793,350	0.30
Dominican (Rep of), 6.875%, 01/29/2026		3,400,000	3,850,500	0.30
Dominican (Rep of), 7.450%, 04/30/2044		1,920,000	2,270,400	0.18
Dominican (Rep of), 6.850%, 01/27/2045		4,277,000	4,758,162	0.37
			24,386,396	1.91
Ecuador (Cost $70,765,776)
Ecuador (Rep of), 10.500%, 03/24/2020		13,601,000	14,927,097	1.16
Ecuador (Rep of), 10.750%, 03/28/2022		15,840,000	18,414,000	1.44
Ecuador (Rep of), 8.750%, 06/02/2023		6,643,000	7,307,300	0.57
Ecuador (Rep of), 7.950%, 06/20/2024		9,097,000	9,620,078	0.75
Ecuador (Rep of), 9.650%, 12/13/2026		3,796,000	4,327,440	0.34
Ecuador (Rep of), 9.625%, 06/02/2027		3,700,000	4,199,500	0.33
Ecuador (Rep of), 8.875%, 10/23/2027(3)		5,367,000	5,843,321	0.46
Ecuador (Rep of), 7.875%, 01/23/2028(3)		6,723,000	6,827,207	0.53

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ecuador (continued)
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.63%) 7.316%, 09/24/2019		4,376,842	$4,475,321	0.35
			75,941,264	5.93
Egypt (Cost $22,552,629)
Egypt (Rep of), 6.125%, 01/31/2022		980,000	1,037,641	0.08
Egypt (Rep of), 7.500%, 01/31/2027		7,710,000	8,615,925	0.67
Egypt (Rep of), 6.875%, 04/30/2040		490,000	500,104	0.04
Egypt (Rep of), 8.500%, 01/31/2047		3,540,000	4,055,070	0.32
Egypt Treasury Bills, 18.623%, 03/13/2018(2)	EGP	8,750,000	486,593	0.04
Egypt Treasury Bills, 17.092%, 04/10/2018(2)	EGP	53,050,000	2,910,985	0.23
Egypt Treasury Bills, 17.116%, 04/17/2018(2)	EGP	75,300,000	4,118,501	0.32
Egypt Treasury Bills, 17.015%, 04/24/2018(2)	EGP	5,525,000	301,218	0.02
Egypt Treasury Bills, 15.759%, 05/22/2018(2)	EGP	18,500,000	995,500	0.08
Egypt Treasury Bills, 16.008%, 07/03/2018(2)	EGP	4,450,000	234,829	0.02
			23,256,366	1.82
El Salvador (Cost $8,025,468)
El Salvador (Rep of), 7.375%, 12/01/2019		1,390,000	1,459,500	0.11
El Salvador (Rep of), 5.875%, 01/30/2025		640,000	641,600	0.05
El Salvador (Rep of), 6.375%, 01/18/2027		380,000	388,550	0.03
El Salvador (Rep of), 8.625%, 02/28/2029		1,290,000	1,518,975	0.12
El Salvador (Rep of), 8.250%, 04/10/2032		645,000	749,812	0.06
El Salvador (Rep of), 7.650%, 06/15/2035		460,000	504,850	0.04
El Salvador (Rep of), 7.625%, 02/01/2041		3,190,000	3,501,025	0.27
			8,764,312	0.68
Ethiopia (Cost $5,522,630)
Ethiopia (Rep of), 6.625%, 12/11/2024		5,660,000	5,979,564	0.47
			5,979,564	0.47
Gabon (Cost $4,797,964)
Gabon (Rep of), 6.375%, 12/12/2024		4,919,700	4,969,881	0.39
			4,969,881	0.39
Georgia (Cost $3,886,447)
Georgia (Rep of), 6.875%, 04/12/2021		3,050,000	3,333,650	0.26
Georgian Railway JSC, 7.750%, 07/11/2022		540,000	603,342	0.05
			3,936,992	0.31
Ghana (Cost $1,243,514)
Ghana (Rep of), 9.250%, 09/15/2022		1,170,000	1,322,311	0.10
			1,322,311	0.10
Hungary (Cost $18,471,824)
Hungary (Rep of), 5.375%, 02/21/2023		4,172,000	4,593,539	0.36
Hungary (Rep of), 5.750%, 11/22/2023		5,246,000	5,928,400	0.46
Hungary (Rep of), 5.375%, 03/25/2024		2,110,000	2,350,160	0.18
Hungary (Rep of), 5.500%, 06/24/2025	HUF	511,880,000	2,547,176	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 7.625%, 03/29/2041		2,610,000	$3,974,743	0.31
			19,394,018	1.51
India (Cost $33,901,078)
Export-Import Bank of India, 4.000%, 01/14/2023		1,749,000	1,794,644	0.14
Export-Import Bank of India, 3.375%, 08/05/2026		890,000	858,672	0.07
India (Rep of), 7.350%, 06/22/2024	INR	420,000,000	6,546,205	0.51
India (Rep of), 7.720%, 05/25/2025	INR	823,510,000	13,065,329	1.02
India (Rep of), 7.590%, 01/11/2026	INR	730,000,000	11,451,705	0.89
			33,716,555	2.63
Indonesia (Cost $60,499,992)
Indonesia (Rep of), 4.875%, 05/05/2021		358,000	378,699	0.03
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	9,076,000,000	675,208	0.05
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	2,032,000,000	170,533	0.01
Indonesia (Rep of), 4.125%, 01/15/2025		615,000	634,738	0.05
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	50,635,000,000	4,272,537	0.33
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	42,812,000,000	3,339,393	0.26
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	23,136,000,000	1,715,518	0.13
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,354,015	0.18
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	114,464,000,000	9,021,834	0.71
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	22,278,000,000	1,656,323	0.13
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	28,422,000,000	2,400,056	0.19
Indonesia (Rep of), 8.500%, 10/12/2035		1,145,000	1,688,272	0.13
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	31,458,000,000	2,641,325	0.21
Indonesia (Rep of), 6.625%, 02/17/2037		1,524,000	1,917,750	0.15
Indonesia (Rep of), 7.750%, 01/17/2038		2,058,000	2,894,293	0.23
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	18,107,000,000	1,421,814	0.11
Indonesia (Rep of), 5.250%, 01/17/2042		1,303,000	1,436,636	0.11
Indonesia (Rep of), 5.125%, 01/15/2045		3,451,000	3,749,926	0.29
Indonesia (Rep of), 5.950%, 01/08/2046		2,579,000	3,138,638	0.25
Indonesia (Rep of), 5.250%, 01/08/2047		1,847,000	2,047,311	0.16
Indonesia (Rep of), 4.750%, 07/18/2047(3)(7)		980,000	1,017,720	0.08
Majapahit Holding B.V., 8.000%, 08/07/2019		1,040,000	1,118,832	0.09
Majapahit Holding B.V., 7.750%, 01/20/2020		850,000	924,460	0.07
Pertamina Persero PT, 6.000%, 05/03/2042		1,699,000	1,915,859	0.15
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		4,940,000	5,307,437	0.42
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		988,000	1,014,537	0.08
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,448,000	1,494,049	0.12
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,080,000	2,181,891	0.17
			62,529,604	4.89
Iraq (Cost $871,863)
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		850,000	881,875	0.07
			881,875	0.07
Ivory Coast (Cost $10,560,216)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,076,000	1,141,666	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast (continued)
Ivory Coast (Rep of), 5.750%, 12/31/2032		9,840,285	$9,758,611	0.76
			10,900,277	0.85
Jamaica (Cost $21,270,391)
Digicel Group Ltd., 8.250%, 09/30/2020		14,315,000	14,189,744	1.11
Digicel Group Ltd., 7.125%, 04/01/2022		5,580,000	5,259,150	0.41
Jamaica (Rep of), 6.750%, 04/28/2028		920,000	1,053,400	0.08
Jamaica (Rep of), 7.875%, 07/28/2045		1,360,000	1,686,400	0.13
			22,188,694	1.73
Jordan (Cost $1,181,155)
Jordan (Rep of), 5.750%, 01/31/2027		1,230,000	1,238,152	0.10
			1,238,152	0.10
Kazakhstan (Cost $25,968,075)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		2,853,000	2,899,732	0.23
KazAgro National Management Holding JSC, 4.625%, 05/24/2023		1,520,000	1,546,904	0.12
Kazakhstan (Rep of), 5.125%, 07/21/2025		5,230,000	5,805,300	0.45
Kazakhstan (Rep of), 4.875%, 10/14/2044		1,199,000	1,273,499	0.10
Kazakhstan (Rep of), 6.500%, 07/21/2045		1,913,000	2,430,313	0.19
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		3,651,000	4,328,640	0.34
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027(3)		2,351,000	2,450,885	0.19
Kazkommertsbank JSC, 5.500%, 12/21/2022		2,078,407	2,075,580	0.16
KazMunayGas National Co. JSC, 9.125%, 07/02/2018		1,041,000	1,067,429	0.08
KazMunayGas National Co. JSC, 7.000%, 05/05/2020		1,744,000	1,873,415	0.15
KazMunayGas National Co. JSC, 6.375%, 04/09/2021		730,000	789,694	0.06
KazMunayGas National Co. JSC, 5.750%, 04/30/2043		1,016,000	1,096,711	0.09
Nostrum Oil & Gas Finance B.V., 8.000%, 07/25/2022		600,000	634,752	0.05
			28,272,854	2.21
Kenya (Cost $1,302,023)
Kenya (Rep of), 6.875%, 06/24/2024		1,280,000	1,348,416	0.11
			1,348,416	0.11
Lebanon (Cost $21,556,810)
Lebanon (Rep of), 5.150%, 11/12/2018		280,000	280,000	0.02
Lebanon (Rep of), 5.450%, 11/28/2019		1,640,000	1,634,375	0.13
Lebanon (Rep of), 6.375%, 03/09/2020		1,864,000	1,882,864	0.15
Lebanon (Rep of), 8.250%, 04/12/2021		3,622,000	3,857,865	0.30
Lebanon (Rep of), 6.100%, 10/04/2022		6,394,000	6,385,483	0.50
Lebanon (Rep of), 6.000%, 01/27/2023		3,780,000	3,744,014	0.29
Lebanon (Rep of), 6.200%, 02/26/2025		1,279,000	1,243,940	0.10
Lebanon (Rep of), 6.600%, 11/27/2026		1,926,000	1,887,480	0.15
Lebanon (Rep of), 6.750%, 11/29/2027		546,000	534,010	0.04
			21,450,031	1.68
Malaysia (Cost $20,622,560)
Malaysia (Rep of), 3.759%, 03/15/2019	MYR	1,609,000	414,492	0.03
Malaysia (Rep of), 3.654%, 10/31/2019	MYR	4,888,000	1,261,621	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 3.659%, 10/15/2020	MYR	36,082,000	$9,313,863	0.73
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	2,246,000	581,260	0.05
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	1,037,000	262,483	0.02
Malaysia (Rep of), 3.480%, 03/15/2023	MYR	146,000	36,786	—
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	560,112	0.04
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	50,000	12,782	—
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	125,000	32,676	—
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	114,000	28,992	—
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	5,453,000	1,414,975	0.11
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	10,420,000	2,506,104	0.20
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	468,000	115,302	0.01
Petronas Capital Ltd., 5.250%, 08/12/2019		1,552,000	1,611,147	0.13
Petronas Capital Ltd., 7.875%, 05/22/2022		1,760,000	2,094,432	0.16
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,421,000	1,503,958	0.12
			21,750,985	1.70
Mexico (Cost $79,581,210)
Comision Federal de Electricidad, 4.875%, 01/15/2024		1,453,000	1,520,201	0.12
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,301,789	0.10
Comision Federal de Electricidad, 5.750%, 02/14/2042		1,370,000	1,433,363	0.11
Mexican Bonos, 6.500%, 06/10/2021	MXN	273,650,000	14,259,633	1.11
Mexican Bonos, 6.500%, 06/09/2022	MXN	116,010,000	5,998,356	0.47
Mexican Bonos, 8.000%, 12/07/2023	MXN	55,600,000	3,053,560	0.24
Mexican Bonos, 10.000%, 12/05/2024	MXN	210,570,000	12,810,639	1.00
Mexican Bonos, 5.750%, 03/05/2026	MXN	215,910,000	10,321,407	0.81
Mexican Udibonos, 4.000%, 06/13/2019(4)	MXN	9,804,800	3,158,417	0.25
Mexico (Rep of), 6.050%, 01/11/2040		672,000	779,520	0.06
Mexico (Rep of), 4.750%, 03/08/2044		1,546,000	1,544,454	0.12
Mexico (Rep of), 5.550%, 01/21/2045		1,047,000	1,172,640	0.09
Mexico (Rep of), 4.600%, 01/23/2046		4,393,000	4,294,157	0.34
Mexico (Rep of), 4.350%, 01/15/2047		907,000	856,662	0.07
Mexico (Rep of), 5.750%, 10/12/2110		1,508,000	1,577,368	0.12
Petroleos Mexicanos, 6.000%, 03/05/2020		274,000	289,933	0.02
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	2,138,444	0.17
Petroleos Mexicanos, 6.875%, 08/04/2026		3,095,000	3,501,992	0.27
Petroleos Mexicanos, 6.500%, 06/02/2041		2,460,000	2,527,527	0.20
Petroleos Mexicanos, 5.500%, 06/27/2044		258,000	237,079	0.02
Petroleos Mexicanos, 5.625%, 01/23/2046		2,190,000	2,014,800	0.16
Petroleos Mexicanos, 6.750%, 09/21/2047		3,221,000	3,365,945	0.26
			78,157,886	6.11
Mongolia (Cost $2,875,154)
Energy Resources LLC, 4.352%, 09/30/2022(9)		2,524,297	2,621,482	0.20
Energy Resources LLC, 2.149%, 12/31/2049(2)		992,986	605,722	0.05
Mongolia (Rep of), 5.625%, 05/01/2023(3)		720,000	734,405	0.06
			3,961,609	0.31

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Morocco (Cost $7,148,072)
Morocco (Rep of), 4.250%, 12/11/2022		4,662,000	$4,853,002	0.38
Morocco (Rep of), 5.500%, 12/11/2042		2,148,000	2,431,824	0.19
			7,284,826	0.57
Namibia (Cost $1,047,135)
Namibia (Rep of), 5.250%, 10/29/2025		1,060,000	1,083,871	0.08
			1,083,871	0.08
Nigeria (Cost $5,076,071)
Nigeria (Rep of), 6.500%, 11/28/2027(3)		3,000,000	3,112,740	0.24
Nigeria (Rep of), 7.625%, 11/28/2047(3)		1,510,000	1,613,066	0.13
Seven Energy Finance Ltd., 10.250%, 10/11/2021		930,781	251,311	0.02
			4,977,117	0.39
Oman (Cost $8,096,556)
Oman (Rep of), 4.750%, 06/15/2026		2,014,000	1,966,304	0.15
Oman (Rep of), 6.500%, 03/08/2047		2,450,000	2,447,060	0.19
Oman (Rep of), 6.750%, 01/17/2048(3)		3,600,000	3,661,200	0.29
			8,074,564	0.63
Pakistan (Cost $20,173,232)
Pakistan (Rep of), 7.250%, 04/15/2019		5,338,000	5,528,620	0.43
Pakistan (Rep of), 8.250%, 04/15/2024		2,268,000	2,516,661	0.20
Pakistan (Rep of), 8.250%, 09/30/2025		2,590,000	2,881,447	0.22
Pakistan (Rep of), 6.875%, 12/05/2027(3)		3,418,000	3,450,991	0.27
Second Pakistan International Sukuk (The) Co. Ltd., 6.750%, 12/03/2019		2,340,000	2,423,140	0.19
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,883,000	1,902,244	0.15
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022(3)		1,676,000	1,686,482	0.13
			20,389,585	1.59
Panama (Cost $10,542,349)
Panama (Rep of), 4.000%, 09/22/2024		470,000	494,910	0.04
Panama (Rep of), 7.125%, 01/29/2026		2,119,000	2,687,951	0.21
Panama (Rep of), 8.875%, 09/30/2027		777,000	1,114,995	0.09
Panama (Rep of), 9.375%, 04/01/2029		381,000	573,024	0.04
Panama (Rep of), 6.700%, 01/26/2036		1,572,000	2,072,682	0.16
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,401,180	0.11
Panama (Rep of), 4.300%, 04/29/2053		2,540,000	2,622,550	0.21
			10,967,292	0.86
Paraguay (Cost $2,027,409)
Paraguay (Rep of), 4.625%, 01/25/2023		1,000,000	1,041,250	0.08
Paraguay (Rep of), 4.700%, 03/27/2027		956,000	993,045	0.08
			2,034,295	0.16
Peru (Cost $22,958,793)
Banco de Credito del Peru, 4.850%, 10/30/2020(3)(7)	PEN	9,670,000	3,025,634	0.24

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru (continued)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	$1,714,132	0.13
Peru (Rep of), 7.350%, 07/21/2025		4,689,000	5,990,198	0.47
Peru (Rep of), 8.750%, 11/21/2033		3,006,000	4,731,444	0.37
Peru (Rep of), 5.625%, 11/18/2050		5,053,000	6,359,200	0.50
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,508,000	1,594,710	0.12
			23,415,318	1.83
Philippines (Cost $19,102,241)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	221,662	0.02
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	679,430	0.05
Philippines (Rep of), 10.625%, 03/16/2025		1,067,000	1,566,653	0.12
Philippines (Rep of), 5.500%, 03/30/2026		500,000	573,685	0.04
Philippines (Rep of), 9.500%, 02/02/2030		2,887,000	4,485,261	0.35
Philippines (Rep of), 7.750%, 01/14/2031		3,038,000	4,264,352	0.33
Philippines (Rep of), 6.375%, 10/23/2034		1,899,000	2,512,764	0.20
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	331,944	0.03
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		3,236,000	4,061,436	0.32
			18,697,187	1.46
Poland (Cost $16,366,829)
Poland (Rep of), 5.000%, 03/23/2022		1,413,000	1,525,692	0.12
Poland (Rep of), 3.000%, 03/17/2023		615,000	615,308	0.05
Poland (Rep of), 4.000%, 10/25/2023	PLN	12,273,000	3,876,263	0.30
Poland (Rep of), 3.250%, 07/25/2025	PLN	19,011,000	5,699,436	0.45
Poland (Rep of), 2.500%, 07/25/2026	PLN	23,364,000	6,550,915	0.51
			18,267,614	1.43
Romania (Cost $14,980,753)
Romania (Rep of), 6.750%, 02/07/2022		6,452,000	7,316,568	0.57
Romania (Rep of), 4.375%, 08/22/2023		5,376,000	5,679,744	0.44
Romania (Rep of), 5.800%, 07/26/2027	RON	6,150,000	1,803,806	0.14
Romania (Rep of), 6.125%, 01/22/2044		280,000	354,900	0.03
			15,155,018	1.18
Russian Federation (Cost $41,206,059)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022(3)		1,071,532	942,948	0.07
Gazprom Neft OAO Via GPN Capital S.A., 4.375%, 09/19/2022		3,810,000	3,863,873	0.30
Gazprom OAO Via Gaz Capital S.A., 9.250%, 04/23/2019		640,000	686,496	0.05
Gazprom OAO Via Gaz Capital S.A., 8.625%, 04/28/2034		850,000	1,173,000	0.09
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	514,379,000	9,350,000	0.73
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,358,836	0.11
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	5,992,622	0.47
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	198,344,000	3,873,511	0.30
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	35,390,000	647,291	0.05
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		3,400,000	3,578,500	0.28
Russian Standard Ltd., 13.000%, 10/27/2022(6)		292,112	64,265	—
Sberbank of Russia Via SB Capital S.A., 5.250%, 05/23/2023		3,320,000	3,446,326	0.27

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (continued)
SCF Capital Ltd., 5.375%, 06/16/2023		2,210,000	$2,276,300	0.18
Vnesheconombank Via VEB Finance PLC, 6.902%, 07/09/2020		780,000	838,066	0.07
Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022		1,280,000	1,382,912	0.11
Vnesheconombank Via VEB Finance PLC, 5.942%, 11/21/2023		3,367,000	3,669,801	0.29
			43,144,747	3.37
Senegal (Cost $3,528,614)
Senegal (Rep of), 8.750%, 05/13/2021		699,000	794,168	0.06
Senegal (Rep of), 6.250%, 05/23/2033		2,689,000	2,811,672	0.22
			3,605,840	0.28
Serbia (Cost $3,440,802)
Serbia (Rep of), 4.875%, 02/25/2020		2,524,000	2,604,768	0.20
Serbia (Rep of), 7.250%, 09/28/2021		780,000	882,291	0.07
			3,487,059	0.27
South Africa (Cost $66,611,361)
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		1,677,000	1,737,657	0.14
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		3,261,000	3,421,102	0.27
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		300,000	320,430	0.02
South Africa (Rep of), 5.875%, 05/30/2022		2,042,000	2,227,618	0.17
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	64,599,000	5,455,310	0.43
South Africa (Rep of), 4.875%, 04/14/2026		2,440,000	2,494,656	0.19
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	97,082,670	9,218,807	0.72
South Africa (Rep of), 4.300%, 10/12/2028		5,549,000	5,349,480	0.42
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	47,052,052	3,691,606	0.29
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	124,819,346	8,888,507	0.69
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	39,694,200	3,105,079	0.24
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	17,781,660	1,373,478	0.11
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	44,895,480	3,583,706	0.28
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	74,502,000	5,774,871	0.45
South Africa (Rep of), 5.000%, 10/12/2046		4,123,000	3,920,297	0.31
South Africa (Rep of), 5.650%, 09/27/2047		3,320,000	3,409,740	0.27
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	110,313,690	8,572,737	0.67
			72,545,081	5.67
Sri Lanka (Cost $2,011,733)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,051,000	1,150,100	0.09
Sri Lanka (Rep of), 6.200%, 05/11/2027		871,000	915,896	0.07
			2,065,996	0.16
Suriname (Cost $1,842,110)
Suriname (Rep of), 9.250%, 10/26/2026		1,837,000	1,938,035	0.15
			1,938,035	0.15
Thailand (Cost $4,990,245)
Thailand (Rep of), 2.550%, 06/26/2020	THB	40,002,000	1,310,295	0.10
Thailand (Rep of), 1.250%, 03/12/2028(4)	THB	22,210,000	716,700	0.06
Thailand (Rep of), 3.400%, 06/17/2036	THB	58,033,000	1,964,610	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 4.675%, 06/29/2044	THB	6,522,000	$267,485	0.02
Thailand (Rep of), 2.875%, 06/17/2046	THB	33,609,000	1,022,610	0.08
			5,281,700	0.41
Turkey (Cost $22,352,083)
Turkey (Rep of), 7.000%, 03/11/2019		1,410,000	1,467,162	0.11
Turkey (Rep of), 7.500%, 11/07/2019		1,620,000	1,730,445	0.13
Turkey (Rep of), 5.625%, 03/30/2021		2,270,000	2,378,733	0.19
Turkey (Rep of), 3.000%, 02/23/2022(4)	TRY	5,042,000	2,183,710	0.17
Turkey (Rep of), 6.250%, 09/26/2022		820,000	885,967	0.07
Turkey (Rep of), 5.750%, 03/22/2024		1,770,000	1,866,044	0.15
Turkey (Rep of), 7.375%, 02/05/2025		1,657,000	1,897,679	0.15
Turkey (Rep of), 11.000%, 02/24/2027	TRY	13,380,000	3,435,290	0.27
Turkey (Rep of), 6.000%, 03/25/2027		1,090,000	1,145,590	0.09
Turkey (Rep of), 6.750%, 05/30/2040		1,927,000	2,093,088	0.16
Turkey (Rep of), 6.000%, 01/14/2041		850,000	847,977	0.07
Turkey (Rep of), 5.750%, 05/11/2047		701,000	665,600	0.05
			20,597,285	1.61
Ukraine (Cost $25,283,678)
DTEK Finance PLC, 10.750%, (74% PIK), 12/31/2024(5)		4,110,861	4,416,092	0.35
Metinvest B.V., 9.373%, (100% Cash), 12/31/2021(5)		8,714,081	8,953,719	0.70
MHP S.E., 7.750%, 05/10/2024		820,000	899,745	0.07
Ukraine (Rep of), 7.750%, 09/01/2021		329,000	358,084	0.03
Ukraine (Rep of), 7.750%, 09/01/2022		642,000	699,523	0.05
Ukraine (Rep of), 7.750%, 09/01/2023		2,012,000	2,185,897	0.17
Ukraine (Rep of), 7.750%, 09/01/2024		478,000	517,234	0.04
Ukraine (Rep of), 7.750%, 09/01/2025		628,000	676,595	0.05
Ukraine (Rep of), 7.750%, 09/01/2026		1,416,000	1,513,336	0.12
Ukraine (Rep of), 7.375%, 09/25/2032(3)		3,272,000	3,320,236	0.26
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		2,540,000	2,832,608	0.22
UkrLandFarming PLC, 10.875%, 03/26/2018(6)		612,816	122,563	0.01
			26,495,632	2.07
United Arab Emirates (Cost $870,882)
Abu Dhabi (Rep of), 3.125%, 05/03/2026		890,000	865,347	0.07
			865,347	0.07
Uruguay (Cost $10,854,014)
Uruguay (Rep of), 4.500%, 08/14/2024		2,434,374	2,613,301	0.20
Uruguay (Rep of), 7.875%, 01/15/2033		2,646,000	3,783,780	0.30
Uruguay (Rep of), 7.625%, 03/21/2036		1,674,000	2,372,895	0.18
Uruguay (Rep of), 4.125%, 11/20/2045		1,384,235	1,363,471	0.11
Uruguay (Rep of), 5.100%, 06/18/2050		1,186,000	1,288,589	0.10
			11,422,036	0.89
Venezuela (Cost $66,881,584)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,250,250	30,917,708	2.42
Petroleos de Venezuela S.A., 9.000%, 11/17/2021(6)		3,789,076	994,632	0.08

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 12.750%, 02/17/2022		295,000	$69,325	—
Petroleos de Venezuela S.A., 5.375%, 04/12/2027(6)		480,000	114,000	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(6)		4,123,147	1,044,805	0.08
Venezuela (Rep of), 7.750%, 10/13/2019(6)		1,750,000	455,000	0.04
Venezuela (Rep of), 12.750%, 08/23/2022		3,246,000	925,110	0.07
Venezuela (Rep of), 9.000%, 05/07/2023(6)		1,570,000	408,200	0.03
Venezuela (Rep of), 8.250%, 10/13/2024(6)		7,880,000	2,048,800	0.16
Venezuela (Rep of), 7.650%, 04/21/2025(6)		1,442,000	374,920	0.03
Venezuela (Rep of), 11.750%, 10/21/2026(6)		17,930,500	5,020,540	0.39
Venezuela (Rep of), 9.250%, 09/15/2027		3,247,000	901,043	0.07
Venezuela (Rep of), 9.250%, 05/07/2028(6)		4,253,000	1,148,310	0.09
Venezuela (Rep of), 11.950%, 08/05/2031		25,331,200	7,029,408	0.55
			51,451,801	4.02
Vietnam (Cost $5,711,850)
Vietnam (Rep of), 6.750%, 01/29/2020		4,110,000	4,385,000	0.34
Vietnam (Rep of), 4.800%, 11/19/2024		1,282,000	1,364,388	0.11
			5,749,388	0.45
Zambia (Cost $4,609,244)
Zambia (Rep of), 8.500%, 04/14/2024		860,000	942,486	0.07
Zambia (Rep of), 8.970%, 07/30/2027		3,809,000	4,225,057	0.33
			5,167,543	0.40
Total Debt Securities (Cost $1,065,121,107)			1,078,762,575	84.28

Bank Loans

United Arab Emirates (Cost $10,269,354)
DP World Ltd., 3.750%, 09/30/2022(10)		6,903,670	6,420,413	0.50
DP World Ltd., 4.750%, 09/30/2022(10)		5,375,589	4,999,298	0.39
			11,419,711	0.89
Total Bank Loans (Cost $10,269,354)			11,419,711	0.89

				% of Net
	Currency(1)	Shares	Value	Assets
Equity Securities

Mexico (Cost $13,827)
Corp. GEO S.A.B. de C.V., Series B*	MXN	36,793	$2,155	—
			2,155	—
Mongolia (Cost $1,170,643)
Mongolian Mining Corp.*	HKD	6,813,061	219,912	0.02
			219,912	0.02
Russian Federation (Cost $130,309)
Roust Corp.*(10)		8,407	67,256	0.01
			67,256	0.01
Total Equity Securities (Cost $1,314,779)			289,323	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75 *(8)	MXN	63,823	$—	—
			—	—
Total Warrants (Cost $—)			—	—

Total Investments in Securities (Cost $1,076,705,240)			1,090,471,609	85.20

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $4,254,287)
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	5,702,000,000	$478,534	0.04
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	262,000,000	22,124	—
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/15/2021	IDR	1,840,000,000	167,127	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	6,958,000,000	583,942	0.04
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/15/2025	IDR	3,602,000,000	343,568	0.03
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	2,613,000,000	203,817	0.02
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/15/2029	IDR	11,300,000,000	1,005,308	0.08
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	8,356,000,000	817,393	0.06
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	2,727,000,000	230,278	0.02
			3,852,091	0.30
Total Fully Funded Total Return Swaps (Cost $4,254,287)			3,852,091	0.30

Total Investments (Total Cost $1,080,959,527)			1,094,323,700	85.50

Other Assets Less Liabilities			185,612,632	14.50
Net Assets			$1,279,936,332	100.00

*	Non-income producing security.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Inflation-indexed bonds are shown at original par and stated coupon rate.
(5)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(6)	Issuer has defaulted on terms of debt obligation.
(7)	Restricted security that has been deemed illiquid. At January 31, 2018 the value of these restricted illiquid securities amount to $7,181,658 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Banco de Credito del Peru, 4.850%, 10/30/2020	10/26/2017	$2,990,013
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	10/31/2017	2,854,752
Indonesia (Rep of), 4.750%, 07/18/2047	01/12/2018	1,033,410

(8)	Security has been deemed worthless and is a Level 3 investment.
(9)	The coupon rate is subject to the performance of the TSIPPCAE Commodity Index.
(10)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2018, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2018	JP Morgan	Brazilian Real	33,250,000	United States Dollar	10,327,370	$108,914
02/02/2018	Merrill Lynch	Brazilian Real	8,933,088	United States Dollar	2,755,000	48,857
02/02/2018	Merrill Lynch	Brazilian Real	65,145,813	United States Dollar	20,409,089	38,435
02/02/2018	Santander	Brazilian Real	8,071,762	United States Dollar	2,487,446	46,064
02/02/2018	Santander	Brazilian Real	3,145,920	United States Dollar	960,000	27,420
02/27/2018	BNP Paribas	Taiwan Dollar	46,825,500	United States Dollar	1,590,000	19,395
02/28/2018	Deutsche Bank	Argentine Peso	17,955,000	United States Dollar	900,000	2,439
02/28/2018	JP Morgan	Czech Koruna	8,628,885	United States Dollar	415,900	8,510
02/28/2018	BNP Paribas	Hungarian Forint	1,987,041,446	United States Dollar	7,628,970	332,020
02/28/2018	Merrill Lynch	Polish Zloty	22,525,857	United States Dollar	6,278,984	455,581
02/28/2018	HSBC Bank	Romanian Leu	16,157,932	United States Dollar	4,122,868	193,312
02/28/2018	Barclays	Russian Ruble	710,034,593	United States Dollar	12,028,878	560,013
02/28/2018	Citibank	Thai Baht	197,131,100	United States Dollar	6,131,605	166,151
02/28/2018	Goldman Sachs	Thai Baht	299,470,000	United States Dollar	9,232,073	335,108
03/02/2018	Santander	United States Dollar	3,149,695	Brazilian Real	10,012,880	16,509
03/28/2018	Barclays	Indian Rupee	390,775,310	United States Dollar	6,073,881	25,129
03/28/2018	Goldman Sachs	Indian Rupee	71,692,384	United States Dollar	1,117,400	1,536
03/29/2018	BNP Paribas	Czech Koruna	194,274,959	United States Dollar	9,230,442	343,624
03/29/2018	BNP Paribas	Czech Koruna	27,108,688	United States Dollar	1,334,930	1,014
03/29/2018	BNP Paribas	Hungarian Forint	89,389,140	United States Dollar	356,800	2,043

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/29/2018	BNP Paribas	Polish Zloty	56,805,344	United States Dollar	16,086,970	$903,678
03/29/2018	HSBC Bank	Polish Zloty	4,957,627	United States Dollar	1,480,000	2,841
03/29/2018	Merrill Lynch	Romanian Leu	7,900,174	United States Dollar	2,099,045	10,813
03/30/2018	Deutsche Bank	Malaysian Ringgit	6,823,460	United States Dollar	1,700,000	46,603
03/30/2018	Deutsche Bank	Malaysian Ringgit	3,362,475	United States Dollar	838,000	22,694
03/30/2018	Deutsche Bank	Malaysian Ringgit	2,381,400	United States Dollar	600,000	9,568
03/30/2018	Barclays	Taiwan Dollar	12,695,083	United States Dollar	431,600	5,868
03/30/2018	BNP Paribas	Taiwan Dollar	11,689,047	United States Dollar	402,100	700
03/30/2018	Merrill Lynch	Taiwan Dollar	451,426,415	United States Dollar	15,336,382	219,592
03/30/2018	Barclays	Thai Baht	135,469,128	United States Dollar	4,246,681	84,630
03/30/2018	BNP Paribas	Thai Baht	81,077,881	United States Dollar	2,521,000	71,277
03/30/2018	Citibank	Thai Baht	235,473,000	United States Dollar	7,380,905	147,799
03/30/2018	Citibank	Thai Baht	40,609,620	United States Dollar	1,293,300	5,099
03/30/2018	Morgan Stanley	Thai Baht	27,065,850	United States Dollar	865,000	368
04/27/2018	HSBC Bank	Argentine Peso	18,347,500	United States Dollar	895,000	737
04/27/2018	ANZ	Chinese Yuan Renminbi	13,997,350	United States Dollar	2,137,000	72,435
04/27/2018	Barclays	Chinese Yuan Renminbi	4,080,000	United States Dollar	640,000	4,014
04/27/2018	Merrill Lynch	Chinese Yuan Renminbi	167,240,100	United States Dollar	25,626,739	771,547
04/27/2018	Standard Chartered	Chinese Yuan Renminbi	3,918,205	United States Dollar	615,470	3,005
04/27/2018	UBS	Chinese Yuan Renminbi	6,249,164	United States Dollar	979,800	6,610
04/27/2018	Merrill Lynch	Hungarian Forint	170,631,421	United States Dollar	683,300	2,780
04/30/2018	Credit Suisse	Chilean Peso	6,477,277,244	United States Dollar	10,680,997	52,473
04/30/2018	Citibank	Colombian Peso	2,784,757,080	United States Dollar	974,100	1,367
04/30/2018	Credit Suisse	Colombian Peso	55,576,808,399	United States Dollar	19,434,489	33,400
04/30/2018	BNP Paribas	Czech Koruna	261,290,579	United States Dollar	12,226,981	669,243
04/30/2018	Citibank	Czech Koruna	22,315,535	United States Dollar	1,093,200	8,203
04/30/2018	ANZ	Indonesian Rupiah	23,600,000,000	United States Dollar	1,745,433	12,271
04/30/2018	Goldman Sachs	Indonesian Rupiah	60,439,080,000	United States Dollar	4,472,000	29,442
04/30/2018	HSBC Bank	Korean Won	713,170,080	United States Dollar	667,200	796
04/30/2018	BNP Paribas	Mexican Peso	67,966,245	United States Dollar	3,590,600	8,246
04/30/2018	Citibank	Mexican Peso	465,981,966	United States Dollar	24,544,098	129,874
04/30/2018	Deutsche Bank	Peruvian Nuevo Sol	10,312,092	United States Dollar	3,193,290	1,910
04/30/2018	Citibank	Polish Zloty	7,661,776	United States Dollar	2,284,200	8,179
04/30/2018	HSBC Bank	Polish Zloty	22,619,406	United States Dollar	6,355,908	411,748
04/30/2018	Merrill Lynch	Polish Zloty	18,578,905	United States Dollar	5,334,780	223,971
04/30/2018	Citibank	Singapore Dollar	701,926	United States Dollar	531,400	4,732
04/30/2018	HSBC Bank	Singapore Dollar	25,595,786	United States Dollar	19,331,435	218,656
04/30/2018	HSBC Bank	Singapore Dollar	2,487,682	United States Dollar	1,871,000	29,094
04/30/2018	Merrill Lynch	South African Rand	19,833,184	United States Dollar	1,649,686	2,865
04/30/2018	Standard Chartered	South African Rand	16,501,863	United States Dollar	1,358,900	16,077
04/30/2018	Goldman Sachs	Thai Baht	22,167,616	United States Dollar	708,910	424
04/30/2018	Citibank	Turkish Lira	3,755,298	United States Dollar	964,300	9,555
04/30/2018	Citibank	United States Dollar	1,275,340	South African Rand	15,286,680	1,615

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/30/2018	Standard Chartered	Polish Zloty	6,256,787	United States Dollar	1,866,965	$5,922
05/31/2018	JP Morgan	Czech Koruna	189,760,814	United States Dollar	9,344,601	35,982

Subtotal Appreciation						7,040,777

02/02/2018	HSBC Bank	United States Dollar	24,837,751	Brazilian Real	82,067,655	$(921,086)
02/02/2018	JP Morgan	United States Dollar	3,829,453	Brazilian Real	12,695,402	(155,294)
02/02/2018	Santander	United States Dollar	7,380,000	Brazilian Real	23,783,526	(85,011)
02/28/2018	HSBC Bank	Argentine Peso	42,981,293	United States Dollar	2,232,794	(72,506)
02/28/2018	BNP Paribas	Russian Ruble	133,995,458	United States Dollar	2,378,300	(2,565)
02/28/2018	Credit Suisse	Russian Ruble	214,013,790	United States Dollar	3,800,231	(5,773)
02/28/2018	HSBC Bank	Russian Ruble	471,782,269	United States Dollar	8,417,543	(52,859)
02/28/2018	Morgan Stanley	United States Dollar	3,628,120	Russian Ruble	207,579,258	(52,254)
03/02/2018	BNP Paribas	Brazilian Real	7,340,724	United States Dollar	2,309,900	(12,873)
03/02/2018	BNP Paribas	Brazilian Real	7,005,338	United States Dollar	2,217,230	(25,150)
03/02/2018	Citibank	United States Dollar	5,375,000	Brazilian Real	17,342,438	(51,719)
03/02/2018	Merrill Lynch	United States Dollar	20,349,164	Brazilian Real	65,145,813	(35,977)
03/02/2018	Citibank	United States Dollar	6,454,000	Korean Won	6,931,596,000	(30,490)
03/28/2018	Credit Suisse	Argentine Peso	43,632,525	United States Dollar	2,219,355	(56,601)
03/28/2018	Citibank	Indian Rupee	54,945,400	United States Dollar	860,000	(2,442)
03/28/2018	Morgan Stanley	Indian Rupee	56,456,078	United States Dollar	881,300	(164)
03/28/2018	Morgan Stanley	Indian Rupee	69,302,773	United States Dollar	1,084,890	(3,250)
03/29/2018	HSBC Bank	Hungarian Forint	2,184,523,833	United States Dollar	8,799,144	(29,604)
03/29/2018	Barclays	United States Dollar	5,994,337	South African Rand	71,638,319	(1,983)
03/30/2018	Deutsche Bank	Malaysian Ringgit	3,998,682	United States Dollar	1,024,200	(656)
03/30/2018	BNP Paribas	Taiwan Dollar	15,016,337	United States Dollar	518,950	(1,493)
03/30/2018	Deutsche Bank	United States Dollar	495,731	Malaysian Ringgit	1,986,640	(12,790)
04/27/2018	BNP Paribas	Argentine Peso	43,632,525	United States Dollar	2,170,233	(40,063)
04/27/2018	Merrill Lynch	Hungarian Forint	88,020,838	United States Dollar	357,980	(4,063)
04/27/2018	Merrill Lynch	Hungarian Forint	527,171,454	United States Dollar	2,126,120	(6,453)
04/30/2018	BNP Paribas	Colombian Peso	900,406,941	United States Dollar	320,700	(5,298)
04/30/2018	Deutsche Bank	Colombian Peso	1,871,760,000	United States Dollar	660,000	(4,345)
04/30/2018	Citibank	Czech Koruna	13,322,739	United States Dollar	660,170	(2,615)
04/30/2018	BNP Paribas	Indonesian Rupiah	47,007,856,178	United States Dollar	3,502,821	(1,723)
04/30/2018	Goldman Sachs	Indonesian Rupiah	10,439,721,600	United States Dollar	779,200	(1,660)
04/30/2018	Merrill Lynch	Israeli Shekel	14,228,751	United States Dollar	4,189,195	(10,594)
04/30/2018	Barclays	Korean Won	665,488,175	United States Dollar	625,900	(2,565)
04/30/2018	BNP Paribas	Korean Won	1,591,687,300	United States Dollar	1,493,000	(2,133)
04/30/2018	Goldman Sachs	Korean Won	861,658,857	United States Dollar	811,890	(4,810)
04/30/2018	HSBC Bank	Korean Won	27,839,723,224	United States Dollar	26,244,083	(167,784)
04/30/2018	Deutsche Bank	Mexican Peso	23,037,765	United States Dollar	1,225,000	(5,139)
04/30/2018	Standard Chartered	Mexican Peso	15,043,885	United States Dollar	803,820	(7,239)
04/30/2018	Citibank	Peruvian Nuevo Sol	1,938,104	United States Dollar	602,120	(1,599)
04/30/2018	HSBC Bank	Peruvian Nuevo Sol	6,600,416	United States Dollar	2,046,958	(1,820)
04/30/2018	Citibank	Philippine Peso	165,952,096	United States Dollar	3,255,048	(39,337)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/30/2018	Goldman Sachs	Philippine Peso	31,610,665	United States Dollar	624,100	$(11,569)
04/30/2018	Citibank	Polish Zloty	3,034,677	United States Dollar	917,090	(9,124)
04/30/2018	Deutsche Bank	Romanian Leu	1,485,466	United States Dollar	396,770	(223)
04/30/2018	JP Morgan	Romanian Leu	7,590,363	United States Dollar	2,026,799	(540)
04/30/2018	Goldman Sachs	Singapore Dollar	597,832	United States Dollar	458,390	(1,765)
04/30/2018	Merrill Lynch	Singapore Dollar	906,929	United States Dollar	693,000	(287)
04/30/2018	Citibank	South African Rand	8,421,955	United States Dollar	702,210	(472)
04/30/2018	Barclays	Turkish Lira	36,075,909	United States Dollar	9,394,090	(38,581)
04/30/2018	HSBC Bank	Turkish Lira	9,355,206	United States Dollar	2,430,000	(3,929)
04/30/2018	Credit Suisse	United States Dollar	5,525,000	Chilean Peso	3,372,460,000	(63,490)
04/30/2018	ANZ	United States Dollar	1,703,162	Indonesian Rupiah	23,115,310,169	(18,444)
04/30/2018	Goldman Sachs	United States Dollar	3,334,574	Indonesian Rupiah	45,193,483,798	(31,391)
04/30/2018	Merrill Lynch	United States Dollar	5,722,871	South African Rand	68,828,973	(12,132)
05/30/2018	Barclays	Polish Zloty	6,512,166	United States Dollar	1,963,655	(14,323)

Subtotal Depreciation						(2,128,050)

Total						$4,912,727

At January 31, 2018, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.555% (Receive Quarterly)	MYR	28,198,000	03/18/2018	$860	—	$860	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.560% (Receive Quarterly)	MYR	24,122,000	03/22/2018	1,392	—	1,392	HSBC Bank

							$2,252

At January 31, 2018, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.225% (Receive Lunar)	MXN	127,000,000	12/14/2022	$(130,471)	—	$11,263	Goldman Sachs
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.720% (Receive Lunar)	MXN	96,000,000	09/14/2022	(198,357)	—	7,261	Goldman Sachs
7.778% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	203,000,000	03/15/2023	(37,481)	—	(20,742)	Goldman Sachs
2.319% (Pay Semiannually)	U.S. 3 Month LIBOR (Receive Quarterly)	USD	9,040,000	12/15/2027	327,910	—	1,025	Goldman Sachs

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
2.217% (Pay Semiannually)	U.S. 3 Month LIBOR (Receive Quarterly)	USD	3,880,000	11/28/2026	148,642	—	$328	HSBC Bank
2.374% (Pay Semiannually)	U.S. 3 Month LIBOR (Receive Quarterly)	USD	9,200,000	09/15/2027	223,033	—	930	Merrill Lynch
2.130% (Pay Semiannually)	U.S. 3 Month LIBOR (Receive Quarterly)	USD	4,300,000	11/16/2026	193,094	—	579	BNP Paribas

					$526,370		$644

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$199,815,116	$—	$199,815,116
Financial Certificates	—	11,191,764	—	11,191,764
Government Agencies	—	32,345,083	—	32,345,083
Government Bonds	—	808,205,349	—	808,205,349
Index Linked Government Bonds	—	27,205,263	—	27,205,263

Total Debt Securities	—	1,078,762,575	—	1,078,762,575
Bank Loans	—	—	11,419,711	11,419,711
Common Stock	2,155	219,912	67,256	289,323
Warrants	—	—	—	—
Fully Funded Total Return Swaps	—	3,852,091	—	3,852,091

Total Investments	$2,155	$1,082,834,578	$11,486,967	$1,094,323,700

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$7,040,777	$—	$7,040,777
Interest Rate Swap Contracts	—	2,252	—	2,252
Centrally Cleared Swap Contracts	—	892,679	—	892,679
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(2,128,050)	—	(2,128,050)
Centrally Cleared Swap Contracts	—	(366,309)	—	(366,309)

Total Other Financial Instruments	$—	$5,441,349	$—	$5,441,349

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2018:

										Change in
										Unrealized
										Appreciation
										(Depreciation)
	Beginning	Accrued			Realized	Change in Unrealized	Transfer	Transfer	Ending	from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2017	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 01/31/2018	01/31/2018
Investments, at value
Corporate Bonds
China	$—	$—	$—	$—	$(1,953,742)	$1,953,742	$—	$—	$—	$—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Bank Loans
China	—	—	—	—	(281,761)	281,761	—	—	—	—
United Arab Emirates	11,080,864	87,202	136,238	(174,045)	33,932	255,520	—	—	11,419,711	255,520
Common Stock
Russian Federation	113,494	—	—	—	—	(46,238)	—	—	67,256	(46,238)
Warrants
China	—	—	—	—	(27,482)	27,482	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$11,194,358	$87,202	$136,238	$(174,045)	$(2,229,053)	$2,472,267	$—	$—	$11,486,967	$209,282

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2018	Valuation Technique	Unobservable Input
Bank Loans	$11,419,711	Broker quote	Inputs to broker model
Common Stock	67,256	Broker quote	Inputs to broker model

Total	$11,486,967

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $2,642,367)
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%), 25.489%, 03/11/2019	ARS	1,731,496	$90,024	0.12
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 26.249%, 03/01/2020	ARS	1,747,700	93,499	0.12
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 24.930%, 04/03/2022	ARS	4,680,400	253,916	0.34
Argentina POM Politica Monetaria, (Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 27.805%, 06/21/2020	ARS	9,796,376	549,833	0.74
Letras del Banco Central de la Republica Argentina, 23.844%, 06/21/2018(2)	ARS	27,081,967	1,252,667	1.68
Letras del Banco Central de la Republica Argentina, 24.098%, 08/15/2018(2)	ARS	1,822,451	81,698	0.11
			2,321,637	3.11
Brazil (Cost $7,874,190)
Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/2022(3)	BRL	2,356,000	2,399,624	3.21
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	1,329,000	429,049	0.58
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	8,032,000	2,579,525	3.45
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	7,996,000	2,552,136	3.42
			7,960,334	10.66
Chile (Cost $553,075)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	335,000,000	552,512	0.74
			552,512	0.74
Colombia (Cost $3,095,526)
Colombian TES, 11.000%, 07/24/2020	COP	493,300,000	196,286	0.26
Colombian TES, 7.000%, 05/04/2022	COP	6,959,100,000	2,564,484	3.44
Colombian TES, 10.000%, 07/24/2024	COP	177,600,000	75,526	0.10
Colombian TES, 7.750%, 09/18/2030	COP	445,500,000	171,294	0.23
Colombian TES, 7.000%, 06/30/2032	COP	997,800,000	357,083	0.48
			3,364,673	4.51
Egypt (Cost $1,117,195)
Egypt Treasury Bills, 18.958%, 03/13/2018(2)	EGP	1,750,000	97,318	0.13
Egypt Treasury Bills, 17.321%, 04/10/2018(2)	EGP	7,100,000	389,595	0.52
Egypt Treasury Bills, 17.116%, 04/17/2018(2)	EGP	11,650,000	637,192	0.86
			1,124,105	1.51
Hungary (Cost $1,556,894)
Hungary (Rep of), 7.500%, 11/12/2020	HUF	27,590,000	131,354	0.18
Hungary (Rep of), 7.000%, 06/24/2022	HUF	85,960,000	429,689	0.57
Hungary (Rep of), 1.750%, 10/26/2022	HUF	36,590,000	149,492	0.20
Hungary (Rep of), 3.000%, 06/26/2024	HUF	123,890,000	536,289	0.72
Hungary (Rep of), 5.500%, 06/24/2025	HUF	118,670,000	590,516	0.79
			1,837,340	2.46
India (Cost $3,742,199)
India (Rep of), 7.350%, 06/22/2024	INR	10,000,000	155,862	0.21

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India (continued)
India (Rep of), 7.720%, 05/25/2025	INR	174,220,000	$2,764,073	3.70
India (Rep of), 7.590%, 01/11/2026	INR	55,000,000	862,800	1.16
			3,782,735	5.07
Indonesia (Cost $5,014,544)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	10,539,000,000	849,880	1.14
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	1,723,000,000	128,183	0.17
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,930,000,000	161,973	0.22
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	8,108,000,000	684,146	0.92
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	4,542,000,000	354,282	0.47
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	1,683,000,000	124,793	0.17
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	12,761,000,000	1,135,286	1.52
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	4,227,000,000	367,513	0.49
Indonesia (Rep of), 8.250%, 06/15/2032	IDR	1,145,000,000	95,164	0.13
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	1,243,000,000	97,971	0.13
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	4,820,000,000	358,357	0.48
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	5,575,000,000	470,773	0.63
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	2,879,000,000	241,731	0.32
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	3,500,000,000	274,830	0.37
			5,344,882	7.16
Malaysia (Cost $3,260,567)
Malaysia (Rep of), 3.580%, 09/28/2018	MYR	1,388,000	356,864	0.48
Malaysia (Rep of), 3.759%, 03/15/2019	MYR	904,000	232,878	0.31
Malaysia (Rep of), 3.654%, 10/31/2019	MYR	1,605,000	414,260	0.56
Malaysia (Rep of), 3.620%, 11/30/2021	MYR	1,775,000	457,187	0.61
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	1,390,000	359,729	0.48
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	1,704,000	431,313	0.58
Malaysia (Rep of), 3.795%, 09/30/2022	MYR	372,000	95,588	0.13
Malaysia (Rep of), 3.480%, 03/15/2023	MYR	1,432,000	360,803	0.48
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	1,259,000	327,991	0.44
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	390,000	99,703	0.13
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	365,000	95,415	0.13
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	233,000	60,460	0.08
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	951,000	228,724	0.31
			3,520,915	4.72
Mexico (Cost $3,403,329)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	3,620,000	189,637	0.26
Mexican Bonos, 6.500%, 06/09/2022	MXN	11,490,000	594,096	0.80
Mexican Bonos, 8.000%, 12/07/2023	MXN	6,700,000	367,965	0.49
Mexican Bonos, 10.000%, 12/05/2024	MXN	9,820,000	597,428	0.80
Mexican Bonos, 5.750%, 03/05/2026	MXN	25,480,000	1,218,051	1.63
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	6,270,000	301,576	0.40
			3,268,753	4.38
Peru (Cost $1,060,169)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	990,000	330,154	0.44

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,404,000	$519,969	0.69
Peru (Rep of), 6.150%, 08/12/2032(4)	PEN	386,000	133,105	0.18
Peru (Rep of), 6.900%, 08/12/2037	PEN	509,000	185,425	0.25
			1,168,653	1.56
Philippines (Cost $458,442)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	10,000,000	201,511	0.27
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	194,123	0.26
			395,634	0.53
Poland (Cost $2,396,442)
Poland (Rep of), 5.750%, 09/23/2022	PLN	2,615,000	887,508	1.19
Poland (Rep of), 2.750%, 08/25/2023(3)	PLN	324,000	126,654	0.17
Poland (Rep of), 4.000%, 10/25/2023	PLN	1,062,000	335,418	0.45
Poland (Rep of), 3.250%, 07/25/2025	PLN	3,543,000	1,062,180	1.42
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	157,016	0.21
Poland (Rep of), 5.750%, 04/25/2029	PLN	87,000	31,803	0.04
			2,600,579	3.48
Romania (Cost $219,350)
Romania (Rep of), 5.800%, 07/26/2027	RON	790,000	231,708	0.31
			231,708	0.31
Russian Federation (Cost $4,318,724)
Russian Federal Bond - OFZ, 6.400%, 05/27/2020	RUB	8,007,000	141,388	0.19
Russian Federal Bond - OFZ, 7.600%, 04/14/2021	RUB	10,529,000	192,476	0.26
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	53,780,000	977,573	1.31
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	10,223,000	186,592	0.25
Russian Federal Bond - OFZ, 7.000%, 01/25/2023	RUB	9,706,000	174,080	0.23
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	25,893,000	463,248	0.62
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	58,726,000	1,086,178	1.46
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	52,809,000	1,031,320	1.38
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	20,963,000	383,418	0.51
			4,636,273	6.21
South Africa (Cost $7,472,401)
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	14,171,810	1,196,793	1.60
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	16,278,400	1,545,769	2.07
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	7,112,000	557,992	0.75
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	18,721,860	1,333,202	1.78
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	6,796,000	531,617	0.71
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	8,784,000	678,487	0.91
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	7,135,080	569,546	0.76
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	3,646,000	221,230	0.30
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	7,043,000	545,924	0.73
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	14,572,080	1,132,431	1.52
			8,312,991	11.13

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Thailand (Cost $2,486,088)
Thailand (Rep of), 2.550%, 06/26/2020	THB	13,623,000	$446,231	0.60
Thailand (Rep of), 3.625%, 06/16/2023	THB	12,189,000	423,561	0.57
Thailand (Rep of), 3.850%, 12/12/2025	THB	3,589,000	127,920	0.17
Thailand (Rep of), 2.125%, 12/17/2026	THB	8,289,000	259,287	0.35
Thailand (Rep of), 1.250%, 03/12/2028(3)	THB	3,352,000	108,167	0.14
Thailand (Rep of), 3.650%, 06/20/2031	THB	5,894,000	206,583	0.27
Thailand (Rep of), 3.400%, 06/17/2036	THB	16,509,000	558,884	0.75
Thailand (Rep of), 2.875%, 06/17/2046	THB	15,921,000	484,423	0.65
			2,615,056	3.50
Turkey (Cost $2,928,963)
Turkey (Rep of), 3.000%, 02/23/2022(3)	TRY	1,097,810	475,466	0.63
Turkey (Rep of), 10.600%, 02/11/2026	TRY	3,995,479	1,006,155	1.35
Turkey (Rep of), 11.000%, 02/24/2027	TRY	505,000	129,658	0.17
Turkey (Rep of), 10.500%, 08/11/2027	TRY	3,280,000	826,854	1.11
			2,438,133	3.26
Total Debt Securities (Cost $53,600,465)			55,476,913	74.30

Total Investments in Securities (Cost $53,600,465)			55,476,913	74.30

Fully Funded Total Return Swaps

Indonesia (Cost $2,337,629)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875%, 04/15/2019	IDR	1,456,000,000	112,253	0.15
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	9,817,000,000	823,880	1.10
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.000%, 05/15/2027	IDR	941,000,000	73,399	0.10
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	58,693	0.08
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	2,751,000,000	232,304	0.31
Indonesia (Rep of), Issued by HSBC Bank, 8.250%, 06/15/2032	IDR	30,000,000	2,494	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	2,600,000,000	218,202	0.29
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	6,009,000,000	468,710	0.63
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,064,000,000	104,082	0.14
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/15/2036	IDR	2,022,000,000	169,774	0.23
			2,263,791	3.03
Total Fully Funded Total Return Swaps (Cost $2,337,629)			2,263,791	3.03

Total Investments (Total Cost $55,938,094)			57,740,704	77.33

Other Assets Less Liabilities			16,929,085	22.67
Net Assets			$74,669,789	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

(2)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(3)	Inflation-indexed bonds are shown at original par and stated coupon rate.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At January 31, 2018, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

			Currency		Currency
			Buy Amount		Sell Amount
Settlement			(Local	Currency	(Local	Unrealized
Date	Counterparty	Currency Buy	Currency)	Sell	Currency)	Gain/(Loss)
02/02/2018	HSBC Bank	Brazilian Real	2,523,600	United States Dollar	763,767	$28,324
02/02/2018	Merrill Lynch	Brazilian Real	347,265	United States Dollar	108,792	205
02/02/2018	Santander	Brazilian Real	794,378	United States Dollar	244,801	4,533
02/28/2018	JP Morgan	Czech Koruna	665,995	United States Dollar	32,100	657
02/28/2018	Standard Chartered	Czech Koruna	35,514,352	United States Dollar	1,681,137	65,631
02/28/2018	BNP Paribas	Hungarian Forint	323,324,062	United States Dollar	1,241,358	54,025
02/28/2018	HSBC Bank	Romanian Leu	4,478,619	United States Dollar	1,142,767	53,582
02/28/2018	Barclays	Russian Ruble	68,824,163	United States Dollar	1,165,968	54,282
02/28/2018	BNP Paribas	Thai Baht	4,174,300	United States Dollar	130,000	3,356
02/28/2018	Citibank	Thai Baht	20,613,400	United States Dollar	641,163	17,374
02/28/2018	Goldman Sachs	Thai Baht	31,315,000	United States Dollar	965,380	35,042
02/28/2018	Goldman Sachs	Thai Baht	4,470,000	United States Dollar	138,006	4,798
03/29/2018	BNP Paribas	Czech Koruna	30,999,230	United States Dollar	1,472,843	54,830
03/29/2018	BNP Paribas	Hungarian Forint	7,866,645	United States Dollar	31,400	180
03/29/2018	BNP Paribas	Polish Zloty	10,493,771	United States Dollar	2,971,780	166,938
03/29/2018	Merrill Lynch	Romanian Leu	1,521,212	United States Dollar	404,180	2,082
03/30/2018	Deutsche Bank	Malaysian Ringgit	1,703,827	United States Dollar	425,160	10,969
03/30/2018	Deutsche Bank	Malaysian Ringgit	108,354	United States Dollar	27,300	435
03/30/2018	Barclays	Thai Baht	14,165,277	United States Dollar	444,053	8,849
03/30/2018	Citibank	Thai Baht	24,623,000	United States Dollar	771,808	15,455
03/30/2018	JP Morgan	Thai Baht	6,004,308	United States Dollar	188,400	3,574
04/30/2018	Credit Suisse	Chilean Peso	723,069,037	United States Dollar	1,192,337	5,858
04/30/2018	Credit Suisse	Colombian Peso	4,349,225,245	United States Dollar	1,520,868	2,614
04/30/2018	BNP Paribas	Czech Koruna	34,800,258	United States Dollar	1,628,463	89,134
04/30/2018	Citibank	Mexican Peso	125,689,034	United States Dollar	6,620,265	35,031
04/30/2018	Deutsche Bank	Peruvian Nuevo Sol	906,253	United States Dollar	280,634	168
04/30/2018	Deutsche Bank	Peruvian Nuevo Sol	704,514	United States Dollar	218,176	117
04/30/2018	BNP Paribas	Polish Zloty	394,264	United States Dollar	116,100	1,863
04/30/2018	HSBC Bank	Polish Zloty	5,939,294	United States Dollar	1,668,904	108,115
04/30/2018	Merrill Lynch	Polish Zloty	2,096,281	United States Dollar	601,930	25,271
04/30/2018	Citibank	United States Dollar	211,628	Philippine Peso	10,789,435	2,557
04/30/2018	Credit Suisse	United States Dollar	78,580	Polish Zloty	261,330	391

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement			(Local	Currency	(Local	Unrealized
Date	Counterparty	Currency Buy	Currency)	Sell	Currency)	Gain/(Loss)
05/30/2018	Standard Chartered	Polish Zloty	427,404	United States Dollar	127,533	$405

Subtotal Appreciation						856,645

02/02/2018	JP Morgan	United States Dollar	609,817	Brazilian Real	2,021,666	$(24,730)
02/02/2018	Santander	United States Dollar	510,000	Brazilian Real	1,643,577	(5,875)
02/28/2018	HSBC Bank	Argentine Peso	2,299,239	United States Dollar	119,441	(3,879)
02/28/2018	HSBC Bank	Russian Ruble	3,457,425	United States Dollar	61,687	(387)
02/28/2018	Morgan Stanley	United States Dollar	357,710	Russian Ruble	20,466,020	(5,152)
03/02/2018	BNP Paribas	Brazilian Real	348,840	United States Dollar	110,410	(1,252)
03/02/2018	Citibank	United States Dollar	665,000	Brazilian Real	2,145,623	(6,399)
03/02/2018	Merrill Lynch	United States Dollar	108,473	Brazilian Real	347,265	(192)
03/02/2018	Citibank	United States Dollar	742,000	Korean Won	796,908,000	(3,505)
03/28/2018	Credit Suisse	Argentine Peso	2,334,076	United States Dollar	118,722	(3,028)
03/28/2018	Morgan Stanley	Indian Rupee	4,849,342	United States Dollar	75,700	(14)
03/28/2018	ANZ	United States Dollar	156,524	Indian Rupee	10,051,958	(362)
03/28/2018	Barclays	United States Dollar	2,139,161	Indian Rupee	137,627,206	(8,850)
03/29/2018	HSBC Bank	Hungarian Forint	34,260,769	United States Dollar	138,001	(464)
03/29/2018	Barclays	United States Dollar	759,725	South African Rand	9,079,468	(251)
04/27/2018	BNP Paribas	Argentine Peso	2,334,076	United States Dollar	116,094	(2,143)
04/30/2018	BNP Paribas	Indonesian Rupiah	1,717,172,446	United States Dollar	127,956	(63)
04/30/2018	Goldman Sachs	Indonesian Rupiah	1,591,682,400	United States Dollar	118,800	(253)
04/30/2018	BNP Paribas	Mexican Peso	3,582,260	United States Dollar	190,000	(318)
04/30/2018	HSBC Bank	Peruvian Nuevo Sol	922,865	United States Dollar	286,204	(255)
04/30/2018	JP Morgan	Romanian Leu	1,461,556	United States Dollar	390,269	(104)
04/30/2018	Barclays	Turkish Lira	3,014,075	United States Dollar	784,859	(3,223)
04/30/2018	Credit Suisse	United States Dollar	710,000	Chilean Peso	433,384,000	(8,159)
04/30/2018	Barclays	United States Dollar	1,053,753	Czech Koruna	21,457,497	(5,300)
04/30/2018	ANZ	United States Dollar	123,894	Indonesian Rupiah	1,681,494,944	(1,342)
04/30/2018	Goldman Sachs	United States Dollar	916,462	Indonesian Rupiah	12,420,813,121	(8,627)
04/30/2018	Merrill Lynch	United States Dollar	725,319	South African Rand	8,723,410	(1,538)
05/30/2018	Barclays	Polish Zloty	444,849	United States Dollar	134,138	(978)

Subtotal Depreciation						(96,643)

Total						$760,002

At January 31, 2018, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.600% (Receive Quarterly)	MYR	750,000	08/18/2026	$(8,963)	—	$(8,963)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.555% (Receive Quarterly)	MYR	7,821,000	03/18/2018	238	—	238	HSBC Bank

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.560% (Receive Quarterly)	MYR	6,747,300	03/22/2018	$390	—	$390	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR	1,300,000	04/27/2026	(4,294)	—	(4,294)	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	09/24/2020	(11,127)	—	(11,127)	BNP Paribas

							$(23,756)

At January 31, 2018, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	8.708% (Receive at Maturity)	BRL	6,351,437	01/04/2021	$(865)	—	$128	Merrill Lynch
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.820% (Receive Annually)	HUF	91,600,000	10/07/2020	15,120	—	(227)	HSBC Bank
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/09/2020	15,034	—	(232)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.720% (Receive Lunar)	MXN	77,000,000	09/14/2022	(159,099)	—	5,824	Goldman Sachs
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.110% (Receive Lunar)	MXN	44,000,000	09/08/2027	(131,410)	—	5,159	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.225% (Receive Lunar)	MXN	8,000,000	12/14/2022	(8,219)	—	710	Goldman Sachs
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.258% (Receive Lunar)	MXN	23,000,000	12/14/2022	(21,968)	—	2,054	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.355% (Receive Lunar)	MXN	64,000,000	12/14/2022	(47,268)	—	5,838	Goldman Sachs
7.778% (Receive Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	MXN	26,000,000	03/15/2023	(4,800)	—	(2,657)	Goldman Sachs
7.570% (Receive Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	MXN	40,000,000	12/08/2027	54,140	—	(5,397)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.375% (Receive Annually)	PLN	1,290,000	05/04/2026	(12,658)	—	360	BNP Paribas
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.110% (Receive Annually)	PLN	1,300,000	07/07/2026	(22,292)	—	315	Barclays
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.540% (Receive Annually)	PLN	2,200,000	03/03/2022	11,031	—	717	HSBC Bank
2.217% (Pay Semiannually)	US 3 Month LIBOR (Receive Quarterly)	USD	840,000	11/28/2026	32,180	—	71	HSBC Bank

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
2.374% (Pay Semiannually)	US 3 Month LIBOR (Receive Quarterly)	USD	1,300,000	09/15/2027	$31,745	—	$130	Merrill Lynch
2.319% (Pay Semiannually)	US 3 Month LIBOR (Receive Quarterly)	USD	1,220,000	12/15/2027	44,253	—	138	Goldman Sachs
US 3 Month LIBOR (Pay Quarterly)	2.303% (Receive Seminnually)	USD	125,000	12/15/2027	(4,716)	—	(14)	Goldman Sachs

					$(209,792)		$12,917

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$491,212	$—	$491,212
Government Agencies	—	330,154	—	330,154
Government Bonds	—	51,545,636	—	51,545,636
Index Linked Government Bonds	—	3,109,911	—	3,109,911

Total Debt Securities	—	55,476,913	—	55,476,913
Fully Funded Total Return Swaps	—	2,263,791	—	2,263,791

Total Investments	$—	$57,740,704	$—	$57,740,704

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$856,645	$—	$856,645
Interest Rate Swap Contracts	—	628	—	628
Centrally Cleared Swap Contracts	—	203,503	—	203,503
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(96,643)	—	(96,643)
Interest Rate Swap Contracts	—	(24,384)	—	(24,384)
Centrally Cleared Swap Contracts	—	(413,295)	—	(413,295)

Total Other Financial Instruments	$—	$526,454	$—	$526,454

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $12,759,695)
Rio Energy S.A./UGEN S.A./UENSA S.A., 6.875%, 02/01/2025(2)		1,400,000	$1,412,600	0.36
YPF S.A., 8.500%, 07/28/2025		3,450,000	3,915,750	0.99
YPF S.A., 6.950%, 07/21/2027(2)		5,760,000	5,959,872	1.51
YPF S.A., 7.000%, 12/15/2047(2)		1,500,000	1,425,600	0.36
			12,713,822	3.22
Belarus (Cost $2,498,270)
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/2022		2,450,000	2,535,137	0.64
			2,535,137	0.64
Brazil (Cost $80,437,612)
Andrade Gutierrez International S.A., 4.000%, 04/30/2018		4,205,000	3,994,750	1.01
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.78%), 8.500%, 10/20/2020(3)		2,990,000	3,262,120	0.83
Braskem Finance Ltd., 5.750%, 04/15/2021		795,000	848,663	0.21
Braskem Finance Ltd., 6.450%, 02/03/2024		1,180,000	1,331,984	0.34
BRF S.A., 4.750%, 05/22/2024		830,000	846,600	0.21
CSN Islands XI Corp., 6.875%, 09/21/2019		1,630,000	1,597,400	0.40
CSN Resources S.A., 6.500%, 07/21/2020		1,655,000	1,600,716	0.41
Globo Comunicacao e Participacoes S.A., 4.875%, 04/11/2022		270,000	276,413	0.07
Globo Comunicacao e Participacoes S.A., 4.843%, 06/08/2025		1,250,000	1,267,500	0.32
Gol Finance, Inc., 7.000%, 01/31/2025(2)		1,500,000	1,500,000	0.38
Gol LuxCo S.A., 8.875%, 01/24/2022		2,308,000	2,420,515	0.61
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		450,000	486,338	0.12
MARB BondCo PLC, 7.000%, 03/15/2024		1,840,000	1,843,220	0.47
Marfrig Holdings Europe B.V., 8.000%, 06/08/2023		1,895,000	1,982,170	0.50
Minerva Luxembourg S.A., 5.875%, 01/19/2028(2)		3,490,000	3,386,347	0.86
Petrobras Global Finance B.V., 8.750%, 05/23/2026		5,930,000	7,135,865	1.81
Petrobras Global Finance B.V., 6.875%, 01/20/2040		14,440,000	14,844,464	3.76
Petrobras Global Finance B.V., 6.850%, 06/05/2115		7,270,000	7,168,220	1.82
QGOG Atlantic/Alaskan Rigs Ltd., 5.250%, 07/30/2018		840,250	823,445	0.21
QGOG Constellation S.A., 9.500%, 11/09/2024(4)		6,873,936	4,364,949	1.11
Raizen Fuels Finance S.A., 5.300%, 01/20/2027		910,000	963,462	0.24
Samarco Mineracao S.A., 4.125%, 11/01/2022(5)		6,883,000	5,423,804	1.37
Samarco Mineracao S.A., 5.750%, 10/24/2023(5)		4,543,000	3,588,970	0.91
Samarco Mineracao S.A., 5.375%, 09/26/2024(5)		1,030,000	813,700	0.21
St Marys Cement, Inc., 5.750%, 01/28/2027		390,000	410,846	0.10
Suzano Austria GmbH, 7.000%, 03/16/2047		350,000	406,875	0.10
Vale Overseas Ltd., 6.250%, 08/10/2026		2,893,000	3,355,272	0.85
Vale Overseas Ltd., 6.875%, 11/21/2036		3,288,000	4,130,550	1.05
Vale Overseas Ltd., 6.875%, 11/10/2039		4,255,000	5,375,980	1.36
Votorantim Cimentos S.A., 7.250%, 04/05/2041		385,000	426,272	0.11
			85,877,410	21.75

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (Cost $2,704,238)
Celulosa Arauco y Constitucion S.A., 3.875%, 11/02/2027		995,000	$987,538	0.25
Cencosud S.A., 4.375%, 07/17/2027		1,715,000	1,687,560	0.43
			2,675,098	0.68
China (Cost $19,398,019)
Bank of China Ltd., 5.000%, 11/13/2024		950,000	1,000,846	0.25
Chalco Hong Kong Investment Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.93%), 4.250%, 12/31/2049(3)		835,000	836,711	0.21
China Evergrande Group, 7.500%, 06/28/2023		2,630,000	2,655,282	0.67
China Forestry Holdings Co. Ltd., 10.250%, 11/17/2015(5)(6)(7) China Minmetals Corp., (Variable, U.S. Treasury Yield Curve Rate		60,000	—	—
CMT 5Y + 4.72%), 3.750%, 12/31/2049(3)		820,000	797,438	0.20
Franshion Brilliant Ltd., 5.750%, 03/19/2019		1,425,000	1,462,503	0.37
ICBC Standard Bank PLC, 8.125%, 12/02/2019		1,990,000	2,155,090	0.55
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,800,000	1,753,124	0.44
Reward International Investment Ltd., 7.250%, 01/25/2020		3,195,000	2,684,803	0.68
Shenzhen International Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.85%), 3.950%, 12/31/2049(3)		820,000	814,875	0.21
Sunac China Holdings Ltd., 7.950%, 08/08/2022		3,185,000	3,264,928	0.83
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		1,550,000	1,457,636	0.37
			18,883,236	4.78
Colombia (Cost $8,087,405)
Banco Bilbao Vizcaya Argentaria Colombia S.A., 4.875%, 04/21/2025		1,761,000	1,830,559	0.46
Banco de Bogota S.A., 4.375%, 08/03/2027		1,045,000	1,044,478	0.27
Bancolombia S.A., 5.950%, 06/03/2021		380,000	411,502	0.10
Ecopetrol S.A., 5.875%, 09/18/2023		1,140,000	1,249,075	0.32
Ecopetrol S.A., 7.375%, 09/18/2043		740,000	915,750	0.23
Ecopetrol S.A., 5.875%, 05/28/2045		80,000	84,500	0.02
Empresa de Telecomunicaciones de Bogota, 7.000%, 01/17/2023	COP	3,260,000,000	946,298	0.24
GrupoSura Finance S.A., 5.500%, 04/29/2026		1,200,000	1,307,880	0.33
			7,790,042	1.97
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020(5)(7)	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020(5)(7)	EUR	700,590	—	—
New World Resources N.V., 16.651%, 10/07/2020(2)(5)(7)(8)(9)	EUR	101,612	—	—
			—	—
Ecuador (Cost $13,404,506)
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.63%), 7.316%, 09/24/2019		8,366,474	8,554,719	2.17
Petroamazonas EP, 4.625%, 02/16/2020		3,760,000	3,692,320	0.93
Petroamazonas EP, 4.625%, 11/06/2020(2)		1,800,000	1,741,500	0.44
			13,988,539	3.54
India (Cost $3,694,247)
Bharat Petroleum Corp. Ltd., 4.000%, 05/08/2025		830,000	832,352	0.21

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
India (continued)
Bharti Airtel International Netherlands B.V., 5.125%, 03/11/2023		910,000	$954,181	0.24
ICICI Bank Ltd., 4.000%, 03/18/2026		1,110,000	1,105,940	0.28
Oil India International Pte. Ltd., 4.000%, 04/21/2027		730,000	722,030	0.19
			3,614,503	0.92
Indonesia (Cost $3,828,243)
Golden Legacy Pte. Ltd., 8.250%, 06/07/2021		2,025,000	2,154,888	0.54
Minejesa Capital B.V., 4.625%, 08/10/2030		1,670,000	1,687,019	0.43
			3,841,907	0.97
Iraq (Cost $4,371,961)
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		4,215,000	4,373,062	1.11
			4,373,062	1.11
Israel (Cost $16,220,532)
Altice Financing S.A., 7.500%, 05/15/2026		10,575,000	10,984,781	2.78
Altice Finco S.A., 7.625%, 02/15/2025		1,515,000	1,511,213	0.38
Israel Electric Corp. Ltd., 5.000%, 11/12/2024(2)		2,075,000	2,231,725	0.57
Teva Pharmaceutical Finance Netherlands III B.V., 2.800%, 07/21/2023		1,425,000	1,260,800	0.32
			15,988,519	4.05
Jamaica (Cost $25,740,675)
Digicel Group Ltd., 8.250%, 09/30/2020		13,534,000	13,415,578	3.40
Digicel Group Ltd., 7.125%, 04/01/2022		14,375,000	13,548,437	3.43
			26,964,015	6.83
Kazakhstan (Cost $15,389,576)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		1,200,000	1,422,725	0.36
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027(2)		3,535,000	3,685,188	0.93
Kazkommertsbank JSC, 5.500%, 12/21/2022		6,913,255	6,903,853	1.75
KazMunayGas National Co. JSC, 6.375%, 04/09/2021		1,170,000	1,265,673	0.32
Nostrum Oil & Gas Finance B.V., 8.000%, 07/25/2022		900,000	952,128	0.24
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		785,000	781,815	0.20
Zhaikmunai LLP, 6.375%, 02/14/2019		1,358,000	1,358,991	0.35
			16,370,373	4.15
Kuwait (Cost $2,263,459)
Kuwait Projects Co. SPC Ltd., 4.500%, 02/23/2027		1,135,000	1,132,503	0.29
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.12%), 5.750%, 12/29/2049(3)		1,080,000	1,109,700	0.28
			2,242,203	0.57
Mexico (Cost $8,912,948)
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.125%, 01/18/2033(2)(3)		1,400,000	1,384,810	0.35
Cemex S.A.B. de C.V., 5.700%, 01/11/2025		3,150,000	3,318,368	0.84
Grupo Bimbo S.A.B. de C.V., 4.700%, 11/10/2047		500,000	494,760	0.13
Mexico Generadora de Energia S. de rl, 5.500%, 12/06/2032		1,231,246	1,302,043	0.33

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, (Floating, ICE LIBOR USD 3M + 3.65%), 5.186%, 03/11/2022		1,215,000	$1,338,626	0.34
Petroleos Mexicanos, 4.875%, 01/18/2024		695,000	718,213	0.18
Trust F of 1401, 6.950%, 01/30/2044		380,000	413,820	0.10
			8,970,640	2.27
Mongolia (Cost $9,301,695)
Energy Resources LLC, 2.968%, 09/30/2022(8)(10)		9,209,000	9,563,546	2.42
Energy Resources LLC, 1.887%, 12/31/2049(8)		4,725,888	2,882,792	0.73
			12,446,338	3.15
Morocco (Cost $1,578,680)
OCP S.A., 5.625%, 04/25/2024		870,000	933,075	0.24
OCP S.A., 6.875%, 04/25/2044		570,000	667,014	0.17
			1,600,089	0.41
Nigeria (Cost $8,021,000)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.88%), 8.250%, 08/07/2020(3)		2,210,000	2,207,304	0.56
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.49%), 8.000%, 07/23/2021(3)		3,876,000	3,808,170	0.97
Seven Energy Finance Ltd., 10.250%, 10/11/2021		4,595,531	1,240,793	0.31
			7,256,267	1.84
Panama (Cost $4,892,699)
Banistmo S.A., 3.650%, 09/19/2022		1,100,000	1,089,000	0.28
Multibank, Inc., 4.375%, 11/09/2022		700,000	703,500	0.18
Sable International Finance Ltd., 6.875%, 08/01/2022		3,040,000	3,203,400	0.81
			4,995,900	1.27
Peru (Cost $7,762,011)
Ajecorp B.V., 6.500%, 05/14/2022		3,225,000	2,975,062	0.75
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		405,000	400,444	0.10
Minsur S.A., 6.250%, 02/07/2024		2,015,000	2,226,575	0.56
Nexa Resources S.A., 5.375%, 05/04/2027		1,295,000	1,372,700	0.35
Volcan Cia Minera S.A.A., 5.375%, 02/02/2022		820,000	856,900	0.22
			7,831,681	1.98
Qatar (Cost $2,500,396)
CBQ Finance Ltd., 2.875%, 06/24/2019		800,000	794,515	0.20
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		1,845,000	1,569,800	0.40
			2,364,315	0.60
Russian Federation (Cost $30,219,151)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022(2)		4,412,696	3,883,173	0.99
Gazprom Neft OAO Via GPN Capital S.A., 6.000%, 11/27/2023		1,160,000	1,268,750	0.32
Gazprom OAO Via Gaz Capital S.A., 8.625%, 04/28/2034		5,550,000	7,659,000	1.94
GTH Finance B.V., 7.250%, 04/26/2023		5,205,000	5,802,014	1.47
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		2,020,000	2,143,624	0.54
Lukoil International Finance B.V., 4.563%, 04/24/2023		805,000	829,512	0.21

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (continued)
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 4.100%, 04/11/2023		935,000	$936,187	0.24
Novolipetsk Steel Via Steel Funding DAC, 4.000%, 09/21/2024		980,000	975,590	0.25
Russian Standard Ltd., 13.000%, 10/27/2022(5)		4,687,819	1,031,320	0.26
Tinkoff Credit Systems Via TCS Finance Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.59%), 9.250%, 12/31/2049 (3)		3,270,000	3,466,200	0.88
Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022		960,000	1,037,184	0.26
Vnesheconombank Via VEB Finance PLC, 6.800%, 11/22/2025		495,000	566,745	0.14
			29,599,299	7.50
Saudi Arabia (Cost $1,133,204)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,100,000	1,163,470	0.30
			1,163,470	0.30
South Africa (Cost $7,386,917)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		3,220,000	3,378,089	0.85
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		2,910,000	3,108,171	0.79
Myriad International Holdings B.V., 5.500%, 07/21/2025		1,010,000	1,100,900	0.28
			7,587,160	1.92
Tanzania (Cost $3,111,963)
HTA Group Ltd., 9.125%, 03/08/2022		3,040,000	3,236,992	0.82
			3,236,992	0.82
Turkey (Cost $938,033)
KOC Holding A.S., 5.250%, 03/15/2023		375,000	391,500	0.10
Yuksel Insaat A.S., 9.500%, 11/10/2015(5)(6)(11)		535,000	1	—
			391,501	0.10
Ukraine (Cost $29,544,669)
Avangardco Investments Public Ltd., 10.000%, 10/29/2018		719,150	143,830	0.04
DTEK Finance PLC, 10.750%, (49% PIK), 12/31/2024(4)		15,509,698	16,661,293	4.22
Ferrexpo Finance PLC, 10.375%, 04/07/2019		1,578,000	1,639,668	0.41
Metinvest B.V., 9.373%, (100% Cash), 12/31/2021(4)		8,821,066	9,063,645	2.30
MHP S.E., 8.250%, 04/02/2020		2,835,000	3,080,228	0.78
MHP S.E., 7.750%, 05/10/2024		1,100,000	1,206,975	0.31
UkrLandFarming PLC, 10.875%, 03/26/2018(5)		1,827,512	365,502	0.09
			32,161,141	8.15
United Arab Emirates (Cost $3,077,850)
Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026		505,000	518,433	0.13
BOS Funding Ltd., 3.374%, 06/08/2020		515,000	513,774	0.13
EMG Sukuk Ltd., 4.564%, 06/18/2024		775,000	802,435	0.20
Emirates Semb Corp. Water & Power Co. PJSC, 4.450%, 08/01/2035(2)		300,000	308,625	0.08
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.35%), 5.250%, 12/29/2049(3)		905,000	910,061	0.23
			3,053,328	0.77

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela (Cost $10,355,621)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		8,227,500	$6,828,825	1.73
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(5)		9,159,093	2,320,914	0.59
			9,149,739	2.32
Total Debt Securities (Cost $341,500,557)			349,665,726	88.58

Bank Loans

Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016(6)(7)	EUR	379,129	—	—
			—	—
Malaysia (Cost $2,119,474)
DRB-Hicom Bhd., 3.995%, 01/22/2021(11)		2,317,584	2,236,469	0.57
			2,236,469	0.57
Nigeria (Cost $1,035,598)
Seven Energy Ltd., 11.750%, 06/30/2020(11)		1,085,453	646,496	0.16
			646,496	0.16
Ukraine (Cost $2,967,783)
Metinvest B.V., 5.394%, 06/30/2021(11)		3,478,508	3,374,152	0.85
			3,374,152	0.85
United Arab Emirates (Cost $15,029,204)
DP World Ltd., 3.750%, 09/30/2022(11)		9,752,547	9,069,869	2.30
DP World Ltd., 4.750%, 09/30/2022(11)		423,837	394,168	0.10
Dubai Drydocks World LLC, 4.630%, 11/20/2020(11)		6,500,000	6,207,500	1.57
			15,671,537	3.97
Total Bank Loans (Cost $21,514,993)			21,928,654	5.55

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*(7)	GBP	36,580,138	$—	—
			—	—
Mexico (Cost $2,988)
Corp. GEO S.A.B. de C.V., Series B*	MXN	7,952	466	—
			466	—
Mongolia (Cost $2,417,612)
Mongolian Mining Corp.*	HKD	14,731,698	475,511	0.12
			475,511	0.12
Russian Federation (Cost $655,356)
Roust Corp.*(11)		13,359	106,872	0.03

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (continued)
Roust Corp., Class C*(11)		28,922	$231,376	0.06
			338,248	0.09

Total Equity Securities (Cost $4,169,209)			814,225	0.21

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(7)	MXN	13,777	$—	—
			—	—

Total Warrants (Cost $—)			—	—
Total Investments (Total Cost $367,184,759)			372,408,605	94.34

Other Assets Less Liabilities			22,353,402	5.66
Net Assets			$394,762,007	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(4)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Maturity has been extended under the terms of a plan of reorganization.
(7)	Security has been deemed worthless and is a Level 3 investment.
(8)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(9)	Restricted security that has been deemed illiquid. At January 31, 2018, the value of this restricted illiquid security amounted to $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.651%, 10/07/2020	10/07/2014	$—

(10)	The coupon rate is subject to the performance of the TSIPPCAE Commodity Index.
(11)	Security is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$339,272,345	$1	$339,272,346
Financial Certificates	—	2,372,235	—	2,372,235
Government Agencies	—	8,021,145	—	8,021,145

Total Debt Securities	—	349,665,725	1	349,665,726
Bank Loans
Malaysia	—	—	2,236,469	2,236,469
Nigeria	—	—	646,496	646,496
Ukraine	—	—	3,374,152	3,374,152
United Arab Emirates	—	—	15,671,537	15,671,537

Total Bank Loans	—	—	21,928,654	21,928,654
Common Stock
Mexico	466	—	—	466
Mongolia	—	475,511	—	475,511
Russian Federation	—	—	338,248	338,248

Total Common Stock	466	475,511	338,248	814,225
Warrants	—	—	—	—

Total Investments	$466	$350,141,236	$22,266,903	$372,408,605

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2018:

Category and Subcategory	Beginning Balance at 10/31/2017	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2018	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2018
Investments, at value
Corporate Bonds
China	$—	$—	$—	$—	$(279,057)	$279,057	$—	$—	$—	$—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Turkey	—	—	—	—	—	1	—	—	1	1
Bank Loans
China	—	—	—	—	(39,677)	39,677	—	—	—	—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Malaysia	2,079,189	15,551	472,850	(386,203)	38,152	16,930	—	—	2,236,469	16,930
Nigeria	646,496	—	—	—	—	—	—	—	646,496	—
Ukraine	3,100,309	30,839	—	(126,503)	22,203	347,304	—	—	3,374,152	347,304
United Arab Emirates	13,466,581	(300,579)	6,325,629	(3,930,041)	(264,680)	374,627	—	—	15,671,537	106,495
Common Stock
Czech Republic	—	—	—	—	—	—	—	—	—	—
Russian Federation	556,333	—	—	—	—	(218,085)	—	—	338,248	(218,085)
Warrants	—	—	—	—			—	—
China	—	—	—	—	(3,926)	3,926	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$19,848,908	$(254,189)	$6,798,479	$(4,442,747)	$(526,985)	$843,437	$—	$—	$22,266,903	$252,645

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2018	Valuation Technique	Unobservable Input
Bank Loans	$21,282,159	Broker quote	Inputs to broker model
Bank Loans	646,496	Indicative Bid	Bid Source
Common Stock	338,248	Broker quote	Inputs to broker model

Total	$22,266,903

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $2,527,839)
Angola (Rep of) Via Northern Lights III B.V., 7.000%, 08/17/2019		2,533,125	$2,601,266	1.17
			2,601,266	1.17
Argentina (Cost $5,015,018)
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	705,984	0.32
Mastellone Hermanos S.A., 12.625%, 07/03/2021		510,000	559,725	0.25
MetroGas S.A., 8.875%, 12/31/2018		450,000	469,800	0.21
Transportadora de Gas del Sur S.A., 9.625%, 05/14/2020		461,250	488,713	0.22
YPF S.A., 8.500%, 03/23/2021		2,470,000	2,734,784	1.23
			4,959,006	2.23
Bahrain (Cost $1,040,476)
Batelco International Finance No. 1 Ltd., 4.250%, 05/01/2020		1,050,000	1,037,589	0.47
			1,037,589	0.47
Bangladesh (Cost $455,341)
Banglalink Digital Communications Ltd., 8.625%, 05/06/2019		450,000	463,545	0.21
			463,545	0.21
Brazil (Cost $40,448,609)
Andrade Gutierrez International S.A., 4.000%, 04/30/2018		415,000	394,250	0.18
Banco BTG Pactual S.A., 4.000%, 01/16/2020		200,000	198,018	0.09
Banco do Brasil S.A., 5.875%, 01/26/2022		2,505,000	2,605,701	1.17
Banco Votorantim S.A., 7.375%, 01/21/2020		1,080,000	1,144,800	0.52
Braskem Finance Ltd., 5.750%, 04/15/2021		1,790,000	1,910,825	0.86
Cia Brasileira de Aluminio, 6.750%, 04/05/2021		745,000	805,531	0.36
CSN Islands XI Corp., 6.875%, 09/21/2019		1,515,000	1,484,700	0.67
CSN Resources S.A., 6.500%, 07/21/2020		1,350,000	1,305,720	0.59
Gol LuxCo S.A., 8.875%, 01/24/2022		900,000	943,875	0.43
Itau Unibanco Holding S.A., 5.750%, 01/22/2021		1,640,000	1,713,800	0.77
Marfrig Holdings Europe B.V., 6.875%, 06/24/2019		4,480,000	4,617,536	2.08
Marfrig Holdings Europe B.V., 11.250%, 09/20/2021		500,000	515,000	0.23
Petrobras Global Finance B.V., 5.375%, 01/27/2021		3,800,000	3,955,800	1.78
Petrobras Global Finance B.V., 8.375%, 05/23/2021		6,860,000	7,817,827	3.52
Petrobras Global Finance B.V., 6.125%, 01/17/2022		8,390,000	8,943,740	4.03
QGOG Atlantic/Alaskan Rigs Ltd., 5.250%, 07/30/2018		1,028,625	1,008,053	0.45
Vale Overseas Ltd., 5.875%, 06/10/2021		1,485,000	1,614,195	0.73
			40,979,371	18.46
China (Cost $8,067,993)
361 Degrees International Ltd., 7.250%, 06/03/2021		490,000	509,336	0.23
Agile Group Holdings Ltd., 9.000%, 05/21/2020		200,000	211,678	0.10
Central China Real Estate Ltd., 6.500%, 06/04/2018		200,000	200,500	0.09
Central China Real Estate Ltd., 8.750%, 01/23/2021		420,000	448,350	0.20
China Evergrande Group, 7.000%, 03/23/2020		500,000	511,561	0.23
China Evergrande Group, 8.250%, 03/23/2022		2,000,000	2,097,378	0.94

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China (continued)
CIFI Holdings Group Co. Ltd., 7.750%, 06/05/2020		300,000	$314,148	0.14
ICBC Standard Bank PLC, 8.125%, 12/02/2019		1,545,000	1,673,173	0.75
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		559,000	551,181	0.25
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		900,000	876,562	0.40
Times Property Holdings Ltd., 6.250%, 01/23/2020		305,000	308,325	0.14
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		325,000	305,633	0.14
			8,007,825	3.61
Colombia (Cost $1,439,518)
Bancolombia S.A., 5.125%, 09/11/2022		1,370,000	1,435,075	0.65
			1,435,075	0.65
Costa Rica (Cost $425,198)
Banco Nacional de Costa Rica, 5.875%, 04/25/2021		200,000	205,800	0.09
Instituto Costarricense de Electricidad, 6.950%, 11/10/2021		200,000	214,750	0.10
			420,550	0.19
Ecuador (Cost $24,717,063)
Ecuador (Rep of), 10.500%, 03/24/2020		9,202,000	10,099,195	4.55
Ecuador (Rep of), 10.750%, 03/28/2022		5,147,000	5,983,387	2.70
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.63%) 7.316%, 09/24/2019		5,089,737	5,204,256	2.34
Petroamazonas EP, 4.625%, 02/16/2020		3,250,000	3,191,500	1.44
Petroamazonas EP, 4.625%, 11/06/2020(2)		2,023,878	1,958,102	0.88
			26,436,440	11.91
Iraq (Cost $415,559)
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		400,000	415,000	0.19
			415,000	0.19
Jamaica (Cost $12,793,944)
Digicel Group Ltd., 8.250%, 09/30/2020		13,655,000	13,535,519	6.10
			13,535,519	6.10
Kazakhstan (Cost $12,838,624)
Kazkommertsbank JSC, 8.500%, 05/11/2018		2,485,000	2,516,063	1.13
Kazkommertsbank JSC, 5.500%, 12/21/2022		3,580,000	3,575,131	1.61
Zhaikmunai LLP, 6.375%, 02/14/2019		3,800,000	3,802,774	1.71
Zhaikmunai LLP, 7.125%, 11/13/2019		3,400,000	3,452,700	1.56
			13,346,668	6.01
Lebanon (Cost $5,445,326)
Lebanon (Rep of), 5.150%, 11/12/2018		600,000	600,000	0.27
Lebanon (Rep of), 5.450%, 11/28/2019		1,325,000	1,320,455	0.60
Lebanon (Rep of), 6.375%, 03/09/2020		1,810,000	1,828,317	0.82
Lebanon (Rep of), 8.250%, 04/12/2021		1,570,000	1,672,239	0.75
			5,421,011	2.44
Mexico (Cost $2,855,363)
Mexichem S.A.B. de C.V., 4.875%, 09/19/2022		740,000	780,700	0.35

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, (Floating, ICE LIBOR USD 3M + 3.65%) 5.186%, 03/11/2022		1,924,000	$2,119,767	0.96
			2,900,467	1.31
Mongolia (Cost $710,624)
Trade & Development Bank of Mongolia LLC, 9.375%, 05/19/2020		650,000	712,090	0.32
			712,090	0.32
Nigeria (Cost $296,885)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.88%) 8.250%, 08/07/2020(3)		300,000	299,634	0.13
			299,634	0.13
Pakistan (Cost $6,283,871)
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		3,180,000	3,212,500	1.45
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022(2)		3,024,000	3,042,912	1.37
			6,255,412	2.82
Panama (Cost $1,409,795)
Banistmo S.A., 3.650%, 09/19/2022		775,000	767,250	0.34
Sable International Finance Ltd., 6.875%, 08/01/2022		590,000	621,713	0.28
			1,388,963	0.62
Peru (Cost $1,496,190)
Ajecorp B.V., 6.500%, 05/14/2022		800,000	738,000	0.33
Volcan Cia Minera S.A.A., 5.375%, 02/02/2022		720,000	752,400	0.34
			1,490,400	0.67
Qatar (Cost $1,423,325)
CBQ Finance Ltd., 3.250%, 06/13/2021		650,000	637,780	0.29
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		810,000	689,180	0.31
			1,326,960	0.60
Russian Federation (Cost $28,995,107)
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.500%, 09/26/2019		1,120,000	1,187,200	0.54
Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/2021		4,675,000	4,870,499	2.19
GTH Finance B.V., 6.250%, 04/26/2020		5,000,000	5,211,200	2.35
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		2,300,000	2,440,760	1.10
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 6.625%, 10/14/2022		1,900,000	2,117,360	0.95
Polyus Finance PLC, 4.699%, 03/28/2022		2,210,000	2,232,100	1.01
Promsvyazbank OJSC Via PSB Finance S.A., 5.250%, 10/19/2019		1,200,000	1,186,200	0.53
Severstal OAO Via Steel Capital S.A., 5.900%, 10/17/2022		200,000	217,320	0.10
TMK OAO Via TMK Capital S.A., 6.750%, 04/03/2020		3,390,000	3,553,052	1.60
VEON Holdings B.V., 3.950%, 06/16/2021		6,085,000	6,063,703	2.73
			29,079,394	13.10

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $7,582,842)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		7,270,000	$7,333,772	3.30
MTN Mauritius Investment Ltd., 5.373%, 02/13/2022		400,000	413,208	0.19
			7,746,980	3.49
Tanzania (Cost $618,626)
HTA Group Ltd., 9.125%, 03/08/2022		585,000	622,908	0.28
			622,908	0.28
Turkey (Cost $1,526,336)
Export Credit Bank of Turkey, 5.375%, 02/08/2021		200,000	204,250	0.09
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021		1,305,000	1,314,396	0.59
			1,518,646	0.68
Ukraine (Cost $13,651,031)
Ferrexpo Finance PLC, 10.375%, 04/07/2019		2,736,000	2,842,586	1.28
Metinvest B.V., 9.373%, (100% Cash), 12/31/2021(4)		5,175,682	5,318,013	2.40
MHP S.E., 8.250%, 04/02/2020		5,710,000	6,203,915	2.79
			14,364,514	6.47
United Arab Emirates (Cost $666,466)
BOS Funding Ltd., 3.374%, 06/08/2020		665,000	663,417	0.30
			663,417	0.30
Venezuela (Cost $10,063,158)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		12,540,750	10,408,823	4.69
			10,408,823	4.69
Total Debt Securities (Cost $193,210,127)			197,837,473	89.12

Bank Loans

Malaysia (Cost $607,923)
DRB-Hicom Bhd., 3.995%, 01/22/2021(5)		646,177	623,561	0.28
			623,561	0.28

United Arab Emirates (Cost $9,380,429)
DP World Ltd., 3.750%, 09/30/2022(5)		5,878,579	5,467,079	2.46
Dubai Drydocks World LLC, 4.630%, 11/20/2020(5)		4,434,110	4,234,575	1.91
			9,701,654	4.37

Total Bank Loans (Cost $9,988,352)			10,325,215	4.65

Total Investments (Total Cost $203,198,479)			208,162,688	93.77

Other Assets Less Liabilities			13,836,178	6.23

Net Assets			$221,998,866	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(4)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(5)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2018, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/23/2018	HSBC Bank	United States Dollar	1,252,089	Euro	1,021,930	$(18,404)

Total						$(18,404)

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determiningthevalueofeachFund’sassetsorliabilities.Thistopicestablishesathree-tierhierarchytomaximizetheuseofobservable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$166,583,772	$—	$166,583,772
Financial Certificates	—	6,944,592	—	6,944,592
Government Agencies	—	204,250	—	204,250
Government Bonds	—	24,104,859	—	24,104,859

Total Debt Securities	—	197,837,473	—	197,837,473
Bank Loans	—	—	10,325,215	10,325,215

Total Investments	$—	$197,837,473	$10,325,215	$208,162,688

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(18,404)	$—	$(18,404)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2018:

Category and Subcategory	Beginning Balance at 10/31/2017	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2018	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2018
Investments, at value
Bank Loans
Malaysia	$—	$517	$607,406	$—	$—	$15,638	$—	$—	$623,561	$15,638
United Arab
Emirates	5,759,709	38,451	5,011,865	(1,242,415)	24,096	109,948	—	—	9,701,654	100,988

Total	$5,759,709	$38,968	$5,619,271	$(1,242,415)	$24,096	$125,586	$—	$—	$10,325,215	$116,626

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2018	Valuation Technique	Unobservable Input
Bank Loans	$10,325,215	Broker Quote	Inputs to broker model

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $26,725)
Globant S.A.*	EUR	700	$31,808	0.16
			31,808	0.16
Brazil (Cost $1,245,690)
Banco do Brasil S.A.*	BRL	9,300	115,827	0.57
Kroton Educacional S.A.	BRL	143,900	733,953	3.64
Vale S.A. ADR*		38,453	503,350	2.50
			1,353,130	6.71
Chile (Cost $181,673)
S.A.C.I. Falabella	CLP	21,762	228,309	1.13
			228,309	1.13
China (Cost $3,987,345)
Alibaba Group Holding Ltd. ADR*		4,472	913,585	4.53
Bank of China Ltd., Class H	HKD	865,000	520,815	2.58
China Construction Bank Corp., Class H	HKD	701,000	808,296	4.01
CNOOC Ltd.	HKD	487,000	758,267	3.76
CNOOC Ltd. ADR		640	100,608	0.50
Ping An Insurance Group Co. of China Ltd., Class H	HKD	119,000	1,409,414	6.98
Yum China Holdings, Inc.	EUR	15,000	695,850	3.45
			5,206,835	25.81
Hong Kong (Cost $174,350)
AIA Group Ltd.	HKD	24,000	205,557	1.02
			205,557	1.02
India (Cost $257,583)
HDFC Bank Ltd. ADR		2,817	305,898	1.51
			305,898	1.51
Indonesia (Cost $599,303)
Bank Mandiri Persero Tbk PT	IDR	696,600	424,042	2.10
Telekomunikasi Indonesia Persero Tbk PT	IDR	707,500	210,847	1.05
			634,889	3.15
Mexico (Cost $1,719,246)
Cemex S.A.B. de C.V. ADR (Participation Certificate)*		83,450	691,800	3.43
Fibra Uno Administracion S.A. de C.V.	MXN	196,800	309,711	1.54
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,840	472,094	2.34
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	48,200	309,684	1.53
			1,783,289	8.84
South Africa (Cost $543,980)
Foschini Group (The) Ltd.	ZAR	18,018	294,387	1.46
Naspers Ltd., Class N	ZAR	1,306	372,905	1.85
			667,292	3.31

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea (Cost $2,198,335)
Hana Financial Group, Inc.	KRW	14,479	$706,425	3.50
Lotte Chemical Corp.	KRW	1,030	405,113	2.01
Samsung Electronics Co. Ltd.	KRW	204	476,640	2.36
Samsung Electronics Co. Ltd. GDR(2)		256	303,104	1.50
Samsung SDI Co. Ltd.	KRW	2,084	384,462	1.91
SK Hynix, Inc.	KRW	2,816	193,825	0.96
			2,469,569	12.24
Taiwan (Cost $2,886,476)
Catcher Technology Co. Ltd.	TWD	43,000	492,769	2.44
Cathay Financial Holding Co. Ltd.	TWD	319,000	597,602	2.96
Globalwafers Co. Ltd.	TWD	27,000	413,168	2.05
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	148,000	1,294,883	6.42
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		12,564	569,275	2.82
			3,367,697	16.69
Total Common Stocks (Cost $13,820,706)			16,254,273	80.57

Preferred Stocks

Brazil (Cost $579,463)
Petroleo Brasileiro S.A. ADR*		56,901	705,003	3.49
			705,003	3.49
South Korea (Cost $577,515)
Samsung Electronics Co. Ltd., 2.17%(3)	KRW	357	705,074	3.50
			705,074	3.50
Total Preferred Stocks (Cost $1,156,978)			1,410,077	6.99

Equity-Linked Securities

India (Cost $322,029)
Tata Consultancy Services Ltd., Issued by CLSA Global Markets
Pte. Ltd.*		8,304	406,343	2.01
			406,343	2.01
Total Equity-Linked Securities (Cost $322,029)			406,343	2.01

Total Investments (Total Cost $15,299,713)			18,070,693	89.57

Other Assets Less Liabilities			2,103,524	10.43

Net Assets			$20,174,217	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

At January 31, 2018, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	11.5%
Consumer Staples	2.3
Energy	7.8
Financials	26.8
Information Technology	30.7
Materials	7.9
Real Estate	1.5
Telecommunication Services	1.1

Total Investments	89.6
Other Assets Less Liabilities	10.4
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determiningthevalueofeachFund’sassetsorliabilities.Thistopicestablishesathree-tierhierarchytomaximizetheuseofobservable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.Thethree-tierhierarchyofinputsissummarizedinthethreebroadlevelslistedbelow.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$31,808	$—	$—	$31,808
Brazil	1,353,130	—	—	1,353,130
Chile	228,309	—	—	228,309
China	5,206,835	—	—	5,206,835
Hong Kong	205,557	—	—	205,557
India	305,898	—	—	305,898
Indonesia	634,889	—	—	634,889
Mexico	1,783,289	—	—	1,783,289
South Africa	667,292	—	—	667,292
South Korea	2,469,569	—	—	2,469,569
Taiwan	3,367,697	—	—	3,367,697

Total Common Stock	16,254,273	—	—	16,254,273
Preferred Stock
Brazil	705,003	—	—	705,003
South Korea	705,074	—	—	705,074

Total Preferred Stock	1,410,077	—	—	1,410,077
Equity-Linked Securities
India	—	406,343	—	406,343

Total Investments	$17,664,350	$406,343	$—	$18,070,693

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $2,425,368)
Globant S.A.*	EUR	20,900	$949,696	2.20
Grupo Supervielle S.A. ADR		43,300	1,384,301	3.21
IRSA Inversiones y Representaciones S.A. ADR		24,940	716,277	1.66
Pampa Energia S.A. ADR*		9,291	655,015	1.52
			3,705,289	8.59
Brazil (Cost $875,815)
Banco ABC Brasil S.A.*	BRL	5,228	31,112	0.07
Iochpe-Maxion S.A.	BRL	162,746	1,215,742	2.82
			1,246,854	2.89
Canada (Cost $808,812)
Quess Corp. Ltd.*(2)	INR	50,236	777,388	1.80
			777,388	1.80
China (Cost $7,615,660)
China Yongda Automobiles Services Holdings Ltd.	HKD	947,000	1,156,111	2.68
Goodbaby International Holdings Ltd.	HKD	799,000	492,311	1.14
JNBY Design Ltd.	HKD	906,500	1,381,307	3.20
Li Ning Co. Ltd.*	HKD	1,384,000	1,114,610	2.58
Noah Holdings Ltd. ADR*		16,800	830,088	1.92
Silergy Corp.	TWD	40,000	853,648	1.98
SINA Corp.*		7,200	844,200	1.96
Tarena International, Inc. ADR		54,093	723,764	1.68
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	HKD	792,000	1,516,642	3.51
			8,912,681	20.65
India (Cost $2,844,881)
Persistent Systems Ltd.	INR	76,717	950,282	2.20
Sanghi Industries Ltd.*	INR	182,911	358,467	0.83
South Indian Bank (The) Ltd.	INR	1,609,292	762,850	1.77
V-Mart Retail Ltd.	INR	39,506	923,150	2.14
			2,994,749	6.94
Indonesia (Cost $632,485)
Bank Tabungan Negara Persero Tbk PT	IDR	3,524,700	963,544	2.23
Berlian Laju Tanker Tbk PT*(3)	IDR	4,428,000	—	—
			963,544	2.23
Malaysia (Cost $1,248,557)
My EG Services Bhd.	MYR	2,474,800	1,587,326	3.68
			1,587,326	3.68
Mexico (Cost $788,915)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		19,700	806,321	1.87
			806,321	1.87

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Poland (Cost $811,453)
CCC S.A.	PLN	9,616	$827,251	1.92
			827,251	1.92
South Africa (Cost $1,617,930)
JSE Ltd.	ZAR	58,828	932,607	2.16
Truworths International Ltd.	ZAR	108,232	895,367	2.08
			1,827,974	4.24
South Korea (Cost $6,083,982)
Com2uS Corp.	KRW	10,739	1,465,255	3.40
Cosmax, Inc.	KRW	9,763	1,179,404	2.73
Dentium Co. Ltd.*	KRW	20,015	1,293,286	3.00
Eugene Technology Co. Ltd.	KRW	59,096	1,234,107	2.86
Modetour Network, Inc.	KRW	48,636	1,516,672	3.51
			6,688,724	15.50
Taiwan (Cost $7,376,019)
Accton Technology Corp.	TWD	242,000	971,471	2.25
Hota Industrial Manufacturing Co. Ltd.	TWD	176,000	742,756	1.72
Lite-On Technology Corp.	TWD	536,000	787,113	1.82
Parade Technologies Ltd.	TWD	21,000	439,519	1.02
Primax Electronics Ltd.	TWD	303,000	858,719	1.99
Silicon Motion Technology Corp. ADR		17,732	880,926	2.04
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	537,000	1,096,275	2.54
Taiwan Paiho Ltd.	TWD	207,000	713,781	1.66
TCI Co. Ltd.	TWD	149,157	1,709,301	3.96
			8,199,861	19.00
Thailand (Cost $702,337)
Supalai PCL (Registered)	THB	1,312,850	985,057	2.28
			985,057	2.28
Total Common Stocks (Cost $33,832,214)			39,523,019	91.59

Preferred Stocks

Brazil (Cost $570,692)
Banco ABC Brasil S.A.*	BRL	140,749	837,602	1.94
			837,602	1.94
Total Preferred Stocks (Cost $570,692)			837,602	1.94

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Brazil (Cost $—)
Iochpe-Maxion S.A., Exp. 06/03/2019, Strike Price $12.70*	BRL	2,184	$7,493	0.02
			7,493	0.02
Total Warrants (Cost $—)			7,493	0.02
Total Investments (Total Cost $34,402,906)			40,368,114	93.55
Other Assets Less Liabilities			2,781,960	6.45

Net Assets			$43,150,074	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2018, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	27.8%
Consumer Staples	6.7
Financials	13.3
Health Care	3.0
Industrials	9.1
Information Technology	27.4
Materials	0.8
Real Estate	4.0
Utilities	1.5

Total Investments	93.6
Other Assets Less Liabilities	6.4
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determiningthevalueofeachFund’sassetsorliabilities.Thistopicestablishesathree-tierhierarchytomaximizetheuseofobservable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.Thethree-tierhierarchyofinputsissummarizedinthethreebroadlevelslistedbelow.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$3,705,289	$—	$—	$3,705,289
Brazil	1,215,742	31,112	—	1,246,854
Canada	777,388	—	—	777,388
China	8,912,681	—	—	8,912,681
India	2,994,749	—	—	2,994,749
Indonesia	963,544	—	—	963,544
Malaysia	1,587,326	—	—	1,587,326
Mexico	806,321	—	—	806,321
Poland	827,251	—	—	827,251
South Africa	1,827,974	—	—	1,827,974
South Korea	6,688,724	—	—	6,688,724
Taiwan	8,199,861	—	—	8,199,861
Thailand	985,057	—	—	985,057

Total Common Stock	39,491,907	31,112	—	39,523,019
Preferred Stock
Brazil	837,602	—	—	837,602
Warrants
Brazil	—	7,493	—	7,493

Total Investments	$40,329,509	$38,605	$—	$40,368,114

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $14,921,373)
BBVA Banco Frances S.A. ADR		131,100	$3,315,519	3.48
Globant S.A.*		27,890	1,267,322	1.33
Grupo Supervielle S.A. ADR		197,700	6,320,469	6.64
Loma Negra Cia Industrial Argentina S.A. ADR*		100,996	2,399,665	2.52
Pampa Energia S.A. ADR*		32,951	2,323,046	2.44
Transportadora de Gas del Sur S.A. ADR*		41,106	941,327	0.99
YPF S.A. ADR		69,695	1,683,134	1.77
			18,250,482	19.17
Bangladesh (Cost $3,179,199)
BRAC Bank Ltd.	BDT	1,219,014	1,416,573	1.49
GrameenPhone Ltd.	BDT	117,057	705,996	0.74
Square Pharmaceuticals Ltd.	BDT	434,254	1,699,482	1.79
			3,822,051	4.02
Egypt (Cost $4,994,718)
ADES International Holding Ltd.*(2)		163,332	2,245,815	2.36
Arabian Food Industries Co. DOMTY*	EGP	1,550,000	866,280	0.91
Commercial International Bank Egypt S.A.E.	EGP	473,918	2,102,306	2.21
			5,214,401	5.48
Georgia (Cost $4,169,635)
BGEO Group PLC	GBP	56,161	2,921,681	3.07
Georgia Healthcare Group PLC*(2)	GBP	390,132	1,827,965	1.92
			4,749,646	4.99
Ivory Coast (Cost $2,021,628)
Sonatel	XOF	49,766	2,119,828	2.23
			2,119,828	2.23
Jersey (Cost $1,699,145)
Centamin PLC	GBP	890,126	2,055,013	2.16
			2,055,013	2.16
Kazakhstan (Cost $615,136)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)*		97,348	1,260,657	1.33
			1,260,657	1.33
Kenya (Cost $3,339,390)
KCB Group Ltd.	KES	4,976,208	2,205,420	2.32
Safaricom Ltd.	KES	7,071,600	2,043,215	2.14
			4,248,635	4.46
Kuwait (Cost $7,211,359)
Human Soft Holding Co. K.S.C.	KWD	250,251	3,097,550	3.25
Mabanee Co. S.A.K.	KWD	178,144	436,963	0.46
National Bank of Kuwait S.A.K.P.	KWD	1,553,309	3,835,971	4.03
			7,370,484	7.74

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Mauritius (Cost $2,103,584)
MCB Group Ltd.	MUR	294,200	$2,497,068	2.62
			2,497,068	2.62
Nigeria (Cost $6,552,955)
Dangote Cement PLC	NGN	2,148,660	1,607,031	1.69
Guaranty Trust Bank PLC	NGN	29,581,637	4,027,527	4.23
Nestle Nigeria PLC	NGN	258,530	1,052,740	1.11
United Bank for Africa PLC	NGN	63,676,302	2,240,136	2.35
			8,927,434	9.38
Pakistan (Cost $3,481,605)
Maple Leaf Cement Factory Ltd.	PKR	2,645,300	1,960,607	2.06
United Bank Ltd.	PKR	745,400	1,305,993	1.37
			3,266,600	3.43
Peru (Cost $2,243,052)
Alicorp S.A.A.	PEN	803,478	2,788,188	2.93
			2,788,188	2.93
Philippines (Cost $2,654,134)
Cosco Capital, Inc.	PHP	5,441,900	763,775	0.80
International Container Terminal Services, Inc.	PHP	851,410	1,883,724	1.98
			2,647,499	2.78
Romania (Cost $2,522,316)
Banca Transilvania S.A.	RON	3,895,944	2,497,200	2.63
Sphera Franchise Group S.A.*	RON	43,490	458,792	0.48
			2,955,992	3.11
Saudi Arabia (Cost $2,779,875)
Al Rajhi Bank	SAR	102,000	2,025,721	2.13
Bupa Arabia for Cooperative Insurance Co.	SAR	31,528	756,117	0.79
			2,781,838	2.92
Sri Lanka (Cost $2,253,497)
John Keells Holdings PLC	LKR	1,149,254	1,230,051	1.29
Sampath Bank PLC	LKR	552,132	1,141,019	1.20
			2,371,070	2.49
United Arab Emirates (Cost $7,103,209)
Agthia Group PJSC	AED	41,988	49,956	0.05
Aramex PJSC	AED	1,093,853	1,253,794	1.32
DP World Ltd.		37,998	1,007,327	1.06
Emaar Development PJSC*	AED	747,643	1,152,115	1.21
Emaar Malls PJSC	AED	1,792,618	1,127,417	1.19
Emirates NBD PJSC	AED	570,357	1,397,572	1.47
NMC Health PLC	GBP	37,415	1,773,269	1.86
			7,761,450	8.16
Vietnam (Cost $2,436,111)
Military Commercial Joint Stock Bank	VND	1,944,217	2,731,069	2.87

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Vietnam (continued)
Vietnam Dairy Products JSC	VND	206,460	$1,850,110	1.94
			4,581,179	4.81
Total Common Stocks (Cost $76,281,921)			89,669,515	94.21

Preferred Stocks

Colombia (Cost $1,370,082)
Banco Davivienda S.A., 3.00%(3)	COP	127,491	1,432,143	1.50
			1,432,143	1.50

Total Preferred Stocks (Cost $1,370,082)			1,432,143	1.50

Total Investments (Total Cost $77,652,003)			91,101,658	95.71

Other Assets Less Liabilities			4,082,412	4.29

Net Assets			$95,184,070	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At January 31, 2018, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	3.7%
Consumer Staples	7.8
Energy	5.1
Financials	47.7
Health Care	5.6
Industrials	5.7
Information Technology	1.3
Materials	8.4
Real Estate	2.9
Telecommunication Services	5.1
Utilities	2.4

Total Investments	95.7
Other Assets Less Liabilities	4.3
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$18,250,482	$—	$—	$18,250,482
Bangladesh	3,822,051	—	—	3,822,051
Egypt	5,214,401	—	—	5,214,401
Georgia	4,749,646	—	—	4,749,646
Ivory Coast	2,119,828	—	—	2,119,828
Jersey	2,055,013	—	—	2,055,013
Kazakhstan	1,260,657	—	—	1,260,657
Kenya	4,248,635	—	—	4,248,635
Kuwait	7,370,484	—	—	7,370,484
Mauritius	2,497,068	—	—	2,497,068
Nigeria	8,927,434	—	—	8,927,434
Pakistan	3,266,600	—	—	3,266,600
Peru	2,788,188	—	—	2,788,188
Philippines	2,647,499	—	—	2,647,499
Romania	2,955,992	—	—	2,955,992
Saudi Arabia	2,781,838	—	—	2,781,838
Sri Lanka	2,371,070	—	—	2,371,070
United Arab Emirates	7,761,450	—	—	7,761,450
Vietnam	4,581,179	—	—	4,581,179
Total Common Stock	89,669,515	—	—	89,669,515
Preferred Stock
Colombia	1,432,143	—	—	1,432,143

Total Investments	$91,101,658	$—	$—	$91,101,658

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $1,007,332)
BBVA Banco Frances S.A. ADR		12,943	$327,329	1.44
Globant S.A.*	EUR	7,600	345,344	1.52
Grupo Supervielle S.A. ADR		15,156	484,537	2.13
			1,157,210	5.09
Austria (Cost $271,283)
Erste Group Bank A.G.*	EUR	5,763	289,994	1.27
			289,994	1.27
Brazil (Cost $1,079,195)
Hypermarcas S.A.	BRL	43,000	490,465	2.16
Localiza Rent a Car S.A.*	BRL	28,500	230,612	1.01
Suzano Papel e Celulose S.A.*	BRL	32,900	213,344	0.94
Vale S.A. ADR*		15,735	205,971	0.90
			1,140,392	5.01
Chile (Cost $215,046)
Latam Airlines Group S.A. ADR		14,489	247,472	1.09
			247,472	1.09
China (Cost $4,988,416)
Alibaba Group Holding Ltd. ADR*		2,184	446,169	1.96
Anhui Conch Cement Co. Ltd., Class H	HKD	63,500	349,862	1.54
ANTA Sports Products Ltd.	HKD	75,000	361,450	1.59
China Construction Bank Corp., Class H	HKD	693,000	799,072	3.51
CSPC Pharmaceutical Group Ltd.	HKD	108,000	239,673	1.05
Haitian International Holdings Ltd.	HKD	103,000	321,931	1.42
New Oriental Education & Technology Group, Inc. ADR		2,628	242,012	1.07
Ping An Insurance Group Co. of China Ltd., Class H	HKD	64,500	763,926	3.36
Qingdao Haier Co. Ltd., Class A	CNY	104,300	351,103	1.54
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	HKD	52,000	302,123	1.33
Silergy Corp.	TWD	8,000	170,730	0.75
SINA Corp.*		2,700	316,575	1.39
Sino Biopharmaceutical Ltd.	HKD	125,000	230,421	1.01
Tencent Holdings Ltd.	HKD	4,500	266,687	1.17
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	HKD	155,500	297,775	1.31
YY, Inc. ADR*		1,776	236,137	1.04
			5,695,646	25.04
Hong Kong (Cost $246,122)
AIA Group Ltd.	HKD	28,800	246,668	1.08
			246,668	1.08
Hungary (Cost $384,744)
OTP Bank PLC	HUF	8,321	385,771	1.70
			385,771	1.70

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India (Cost $2,152,756)
Adani Ports and Special Economic Zone Ltd., Class A, Issued by JP Morgan Structured Products B.V.	INR	30,155	$203,321	0.89
Axis Bank Ltd., Issued by Merrill Lynch International & Co.	INR	22,539	210,352	0.93
Bharat Petroleum Corp. Ltd.	INR	36,436	282,019	1.24
Housing Development Finance Corp. Ltd.	INR	9,992	307,330	1.35
ICICI Bank Ltd. ADR		59,820	656,823	2.89
Mahindra & Mahindra Ltd.	INR	17,227	206,671	0.91
Mahindra & Mahindra Ltd. GDR		13,854	166,248	0.73
UltraTech Cement Ltd.	INR	3,007	207,168	0.91
			2,239,932	9.85
Mexico (Cost $555,278)
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR		1,275	247,618	1.09
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	54,000	346,948	1.52
			594,566	2.61
Netherlands (Cost $278,907)
Ternium S.A. ADR		9,031	308,047	1.35
			308,047	1.35
Peru (Cost $149,054)
Credicorp Ltd.		700	162,141	0.71
			162,141	0.71
Russian Federation (Cost $1,041,011)
LUKOIL PJSC ADR		5,441	359,215	1.58
Mail.Ru Group Ltd. GDR (Registered)*		9,663	316,946	1.39
Sberbank of Russia PJSC	RUB	107,070	503,798	2.22
			1,179,959	5.19
South Africa (Cost $1,784,037)
Naspers Ltd., Class N	ZAR	3,530	1,007,927	4.43
Sanlam Ltd.	ZAR	46,003	342,511	1.51
Shoprite Holdings Ltd.	ZAR	11,903	247,932	1.09
Truworths International Ltd.	ZAR	39,562	327,283	1.44
			1,925,653	8.47
South Korea (Cost $1,992,805)
Com2uS Corp.	KRW	1,899	259,104	1.14
Dentium Co. Ltd.*	KRW	2,948	190,487	0.84
KB Financial Group, Inc.	KRW	7,093	447,028	1.97
KT&G Corp.	KRW	3,088	307,976	1.35
LG Corp.	KRW	2,464	205,593	0.90
NCSoft Corp.	KRW	609	252,075	1.11
Samsung SDI Co. Ltd.	KRW	1,053	194,260	0.85
SK Hynix, Inc.	KRW	2,995	206,146	0.91
			2,062,669	9.07
Taiwan (Cost $2,242,749)
Airtac International Group	TWD	8,000	127,086	0.56

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan (continued)
Hota Industrial Manufacturing Co. Ltd.	TWD	43,000	$181,469	0.80
Lite-On Technology Corp.	TWD	275,000	403,836	1.77
Primax Electronics Ltd.	TWD	114,000	323,082	1.42
Silicon Motion Technology Corp. ADR		4,056	201,502	0.89
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	61,000	533,702	2.35
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		12,263	555,637	2.44
			2,326,314	10.23
Thailand (Cost $215,358)
PTT PCL NVDR	THB	15,400	241,916	1.06
			241,916	1.06
United Arab Emirates (Cost $312,992)
DP World Ltd.		12,327	326,789	1.44
			326,789	1.44
Total Common Stocks (Cost $18,917,085)			20,531,139	90.26

Preferred Stocks

South Korea (Cost $208,575)
Samsung Electronics Co. Ltd., 2.17%(3)	KRW	122	240,950	1.06
			240,950	1.06

Total Preferred Stocks (Cost $208,575)			240,950	1.06

Equity-Linked Securities

India (Cost $419,090)
Adani Ports & Special Economic Zone Ltd., Class A, Issued by JP Morgan Structured Products B.V.		33,479	225,733	0.99
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		18,069	168,634	0.74
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		20,940	162,078	0.71
			556,445	2.44
Total Equity-Linked Securities (Cost $419,090)			556,445	2.44

Total Investments (Total Cost $19,544,750)			21,328,534	93.76
Other Assets Less Liabilities			1,418,562	6.24

Net Assets			$22,747,096	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

At January 31, 2018, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	13.8%
Consumer Staples	2.4
Energy	4.6
Financials	28.3
Health Care	6.4
Industrials	9.4
Information Technology	23.2
Materials	5.7

Total Investments	93.8
Other Assets Less Liabilities	6.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$1,157,210	$—	$—	$1,157,210
Austria	289,994	—	—	289,994
Brazil	1,140,392	—	—	1,140,392
Chile	247,472	—	—	247,472
China	5,695,646	—	—	5,695,646
Hong Kong	246,668	—	—	246,668
Hungary	385,771	—	—	385,771
India	2,239,932	—	—	2,239,932
Mexico	594,566	—	—	594,566
Netherlands	308,047	—	—	308,047
Peru	162,141	—	—	162,141
Russian Federation	1,179,959	—	—	1,179,959
South Africa	1,925,653	—	—	1,925,653
South Korea	2,062,669	—	—	2,062,669
Taiwan	2,326,314	—	—	2,326,314
Thailand	241,916	—	—	241,916
United Arab Emirates	326,789	—	—	326,789

Total Common Stock	20,531,139	—	—	20,531,139
Preferred Stock
South Korea	240,950	—	—	240,950
Equity-Linked Securities
India	—	556,445	—	556,445

Total Investments	$20,772,089	$556,445	$—	$21,328,534

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 29, 2018